Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (39.2%)
U.S. Government Securities (38.4%)
	United States Treasury Note/Bond	5.375%	2/15/31	150	201
	United States Treasury Note/Bond	4.500%	2/15/36	14,870	19,670
	United States Treasury Note/Bond	5.000%	5/15/37	7,404	10,391
	United States Treasury Note/Bond	4.375%	2/15/38	17,078	22,572
	United States Treasury Note/Bond	4.500%	5/15/38	18,725	25,121
[1]	United States Treasury Note/Bond	3.500%	2/15/39	35,013	41,944
	United States Treasury Note/Bond	4.250%	5/15/39	33,891	44,514
	United States Treasury Note/Bond	4.500%	8/15/39	10,866	14,712
	United States Treasury Note/Bond	4.375%	11/15/39	21,210	28,342
	United States Treasury Note/Bond	4.625%	2/15/40	2,250	3,101
	United States Treasury Note/Bond	1.125%	5/15/40	81,365	66,465
	United States Treasury Note/Bond	4.375%	5/15/40	47,663	63,898
	United States Treasury Note/Bond	1.125%	8/15/40	136,990	111,476
	United States Treasury Note/Bond	3.875%	8/15/40	16,065	20,260
	United States Treasury Note/Bond	1.375%	11/15/40	146,215	124,466
	United States Treasury Note/Bond	4.250%	11/15/40	34,800	46,039
	United States Treasury Note/Bond	1.875%	2/15/41	70,551	65,701
	United States Treasury Note/Bond	4.750%	2/15/41	30,705	43,237
	United States Treasury Note/Bond	4.375%	5/15/41	37,045	49,912
	United States Treasury Note/Bond	3.750%	8/15/41	29,470	36,672
	United States Treasury Note/Bond	3.125%	11/15/41	36,977	42,131
	United States Treasury Note/Bond	3.125%	2/15/42	49,452	56,375
	United States Treasury Note/Bond	3.000%	5/15/42	37,225	41,587
	United States Treasury Note/Bond	2.750%	8/15/42	56,023	60,128
	United States Treasury Note/Bond	2.750%	11/15/42	71,703	76,890
	United States Treasury Note/Bond	3.125%	2/15/43	74,415	84,705
	United States Treasury Note/Bond	2.875%	5/15/43	88,875	97,263
	United States Treasury Note/Bond	3.625%	8/15/43	78,885	96,856
	United States Treasury Note/Bond	3.750%	11/15/43	73,790	92,353
	United States Treasury Note/Bond	3.625%	2/15/44	83,564	102,784
	United States Treasury Note/Bond	3.375%	5/15/44	72,952	86,414
	United States Treasury Note/Bond	3.125%	8/15/44	71,978	81,942
	United States Treasury Note/Bond	3.000%	11/15/44	3,181	3,549
	United States Treasury Note/Bond	2.500%	2/15/45	42,431	43,353
	United States Treasury Note/Bond	2.875%	8/15/45	32,492	35,502
	United States Treasury Note/Bond	3.000%	11/15/45	28,045	31,332
	United States Treasury Note/Bond	2.500%	2/15/46	73,370	74,837
	United States Treasury Note/Bond	2.500%	5/15/46	78,356	79,911
	United States Treasury Note/Bond	2.250%	8/15/46	85,253	82,829
	United States Treasury Note/Bond	2.875%	11/15/46	73,964	80,898
	United States Treasury Note/Bond	3.000%	2/15/47	44,144	49,448

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.000%	5/15/47	80,461	90,154
	United States Treasury Note/Bond	2.750%	8/15/47	79,621	85,182
	United States Treasury Note/Bond	2.750%	11/15/47	89,296	95,602
	United States Treasury Note/Bond	3.000%	2/15/48	104,480	117,246
	United States Treasury Note/Bond	3.125%	5/15/48	110,786	127,214
	United States Treasury Note/Bond	3.000%	8/15/48	123,435	138,690
	United States Treasury Note/Bond	3.375%	11/15/48	118,541	142,527
	United States Treasury Note/Bond	3.000%	2/15/49	81,831	92,047
	United States Treasury Note/Bond	2.875%	5/15/49	120,925	132,942
	United States Treasury Note/Bond	2.250%	8/15/49	97,160	94,078
	United States Treasury Note/Bond	2.375%	11/15/49	41,011	40,793
	United States Treasury Note/Bond	2.000%	2/15/50	81,639	74,764
	United States Treasury Note/Bond	1.250%	5/15/50	198,500	150,023
	United States Treasury Note/Bond	1.375%	8/15/50	147,559	115,234
	United States Treasury Note/Bond	1.625%	11/15/50	148,361	123,742
	United States Treasury Note/Bond	1.875%	2/15/51	151,740	134,669
					3,994,688
Agency Bonds and Notes (0.8%)
	Federal Home Loan Banks	5.625%	3/14/36	1,000	1,430
	Federal Home Loan Banks	5.500%	7/15/36	4,055	5,840
[2]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	9,514	13,772
[2]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	11,897	17,155
[2,3]	Federal Home Loan Mortgage Corp.	0.000%	11/15/38	40	25
[2]	Federal National Mortgage Assn.	5.625%	7/15/37	3,775	5,573
[2]	Federal National Mortgage Assn.	6.210%	8/6/38	770	1,201
	Tennessee Valley Authority	4.650%	6/15/35	2,510	3,255
	Tennessee Valley Authority	5.880%	4/1/36	4,535	6,531
	Tennessee Valley Authority	5.980%	4/1/36	1,000	1,453
	Tennessee Valley Authority	6.150%	1/15/38	2,450	3,638
	Tennessee Valley Authority	5.500%	6/15/38	1,175	1,648
	Tennessee Valley Authority	5.250%	9/15/39	7,265	9,976
	Tennessee Valley Authority	4.875%	1/15/48	2,650	3,611
	Tennessee Valley Authority	5.375%	4/1/56	950	1,441
	Tennessee Valley Authority	4.625%	9/15/60	400	548
	Tennessee Valley Authority	4.250%	9/15/65	2,500	3,238
					80,335
Total U.S. Government and Agency Obligations (Cost $4,044,436)					4,075,023
Corporate Bonds (53.1%)
Communications (7.4%)
	Activision Blizzard Inc.	4.500%	6/15/47	1,925	2,269
	Activision Blizzard Inc.	2.500%	9/15/50	1,808	1,516
	Alphabet Inc.	1.900%	8/15/40	1,425	1,231
	Alphabet Inc.	2.050%	8/15/50	5,150	4,236
	Alphabet Inc.	2.250%	8/15/60	2,875	2,332
	America Movil SAB de CV	6.375%	3/1/35	1,338	1,845
	America Movil SAB de CV	6.125%	11/15/37	1,100	1,460
	America Movil SAB de CV	6.125%	3/30/40	4,104	5,564
	America Movil SAB de CV	4.375%	7/16/42	3,961	4,483
	America Movil SAB de CV	4.375%	4/22/49	2,975	3,393
	AT&T Inc.	2.750%	6/1/31	6,123	6,083
	AT&T Inc.	2.250%	2/1/32	5,660	5,359
[3,4]	AT&T Inc.	2.550%	12/1/33	10,300	9,725
	AT&T Inc.	6.150%	9/15/34	550	692
	AT&T Inc.	4.500%	5/15/35	5,459	6,149
	AT&T Inc.	5.250%	3/1/37	4,025	4,856
	AT&T Inc.	4.900%	8/15/37	2,150	2,523

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	4.850%	3/1/39	2,766	3,209
	AT&T Inc.	6.000%	8/15/40	100	130
	AT&T Inc.	5.350%	9/1/40	3,075	3,746
	AT&T Inc.	3.500%	6/1/41	5,625	5,541
	AT&T Inc.	5.550%	8/15/41	2,439	3,026
	AT&T Inc.	5.150%	3/15/42	1,465	1,757
	AT&T Inc.	4.900%	6/15/42	2,145	2,484
	AT&T Inc.	4.300%	12/15/42	5,331	5,809
	AT&T Inc.	3.100%	2/1/43	4,410	4,118
	AT&T Inc.	4.650%	6/1/44	1,675	1,875
	AT&T Inc.	4.350%	6/15/45	2,583	2,845
	AT&T Inc.	4.750%	5/15/46	5,481	6,310
[3]	AT&T Inc.	5.150%	11/15/46	3,447	4,176
	AT&T Inc.	5.650%	2/15/47	170	218
	AT&T Inc.	5.450%	3/1/47	1,000	1,252
	AT&T Inc.	4.500%	3/9/48	4,143	4,565
	AT&T Inc.	4.550%	3/9/49	2,254	2,475
	AT&T Inc.	5.150%	2/15/50	1,250	1,494
	AT&T Inc.	3.650%	6/1/51	7,125	6,878
	AT&T Inc.	3.300%	2/1/52	5,675	5,114
[3,4]	AT&T Inc.	3.500%	9/15/53	18,630	17,152
[3,4]	AT&T Inc.	3.550%	9/15/55	18,971	17,376
[3,4]	AT&T Inc.	3.800%	12/1/57	13,138	12,505
[3,4]	AT&T Inc.	3.650%	9/15/59	16,333	14,939
	AT&T Inc.	3.850%	6/1/60	3,725	3,562
	AT&T Inc.	3.500%	2/1/61	2,650	2,405
	Bell Canada	4.464%	4/1/48	666	769
	Bell Canada	4.300%	7/29/49	2,590	2,924
	Charter Communications Operating LLC	2.800%	4/1/31	5,350	5,253
	Charter Communications Operating LLC	2.300%	2/1/32	600	557
	Charter Communications Operating LLC	6.384%	10/23/35	6,087	7,880
	Charter Communications Operating LLC	5.375%	4/1/38	1,125	1,315
	Charter Communications Operating LLC	3.500%	6/1/41	2,300	2,178
	Charter Communications Operating LLC	6.484%	10/23/45	9,047	11,813
	Charter Communications Operating LLC	5.375%	5/1/47	5,012	5,819
	Charter Communications Operating LLC	5.750%	4/1/48	5,405	6,594
	Charter Communications Operating LLC	5.125%	7/1/49	3,042	3,389
	Charter Communications Operating LLC	4.800%	3/1/50	6,762	7,167
	Charter Communications Operating LLC	3.700%	4/1/51	3,758	3,520
	Charter Communications Operating LLC	3.900%	6/1/52	2,625	2,519
	Charter Communications Operating LLC	6.834%	10/23/55	1,883	2,548
	Charter Communications Operating LLC	3.850%	4/1/61	2,500	2,294
	Comcast Corp.	4.250%	1/15/33	5,109	5,929
	Comcast Corp.	7.050%	3/15/33	1,525	2,158
	Comcast Corp.	4.200%	8/15/34	1,355	1,542
	Comcast Corp.	5.650%	6/15/35	1,100	1,435
	Comcast Corp.	4.400%	8/15/35	2,950	3,418
	Comcast Corp.	6.500%	11/15/35	3,781	5,330
	Comcast Corp.	3.200%	7/15/36	1,376	1,421
	Comcast Corp.	6.450%	3/15/37	3,722	5,229
	Comcast Corp.	6.950%	8/15/37	2,138	3,148
	Comcast Corp.	3.900%	3/1/38	3,755	4,138
	Comcast Corp.	6.400%	5/15/38	1,231	1,743
	Comcast Corp.	4.600%	10/15/38	2,897	3,486
	Comcast Corp.	6.550%	7/1/39	100	143
	Comcast Corp.	3.250%	11/1/39	4,340	4,447
	Comcast Corp.	6.400%	3/1/40	1,406	1,999
	Comcast Corp.	3.750%	4/1/40	1,535	1,672

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	4.650%	7/15/42	3,305	3,988
	Comcast Corp.	4.500%	1/15/43	1,770	2,078
	Comcast Corp.	4.750%	3/1/44	1,551	1,908
	Comcast Corp.	4.600%	8/15/45	2,350	2,848
	Comcast Corp.	3.400%	7/15/46	3,797	3,927
	Comcast Corp.	4.000%	8/15/47	2,400	2,626
	Comcast Corp.	3.969%	11/1/47	7,290	8,128
	Comcast Corp.	4.000%	3/1/48	1,750	1,922
	Comcast Corp.	4.700%	10/15/48	4,850	6,000
	Comcast Corp.	3.999%	11/1/49	5,107	5,628
	Comcast Corp.	3.450%	2/1/50	2,850	2,944
	Comcast Corp.	2.800%	1/15/51	6,650	6,099
	Comcast Corp.	2.450%	8/15/52	4,175	3,508
	Comcast Corp.	4.049%	11/1/52	1,693	1,916
	Comcast Corp.	4.950%	10/15/58	5,858	7,651
	Comcast Corp.	2.650%	8/15/62	2,775	2,341
	Deutsche Telekom International Finance BV	9.250%	6/1/32	400	635
	Discovery Communications LLC	5.000%	9/20/37	1,417	1,658
	Discovery Communications LLC	6.350%	6/1/40	2,315	3,097
	Discovery Communications LLC	4.875%	4/1/43	1,391	1,585
	Discovery Communications LLC	5.200%	9/20/47	3,647	4,285
	Discovery Communications LLC	5.300%	5/15/49	829	988
	Discovery Communications LLC	4.650%	5/15/50	3,885	4,286
[3,4]	Discovery Communications LLC	4.000%	9/15/55	2,714	2,659
	Electronic Arts Inc.	2.950%	2/15/51	1,525	1,409
	Fox Corp.	5.476%	1/25/39	1,875	2,318
	Fox Corp.	5.576%	1/25/49	3,826	4,859
	Grupo Televisa SAB	8.500%	3/11/32	685	980
	Grupo Televisa SAB	6.625%	1/15/40	978	1,265
	Grupo Televisa SAB	5.000%	5/13/45	1,450	1,604
	Grupo Televisa SAB	6.125%	1/31/46	2,150	2,735
	Grupo Televisa SAB	5.250%	5/24/49	2,900	3,348
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	700	682
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	1,600	1,972
	NBCUniversal Media LLC	6.400%	4/30/40	2,540	3,627
	NBCUniversal Media LLC	5.950%	4/1/41	1,641	2,287
	NBCUniversal Media LLC	4.450%	1/15/43	4,250	5,026
	Orange SA	5.375%	1/13/42	1,000	1,299
	Orange SA	5.500%	2/6/44	1,916	2,546
	Rogers Communications Inc.	7.500%	8/15/38	1,000	1,471
	Rogers Communications Inc.	4.500%	3/15/43	2,100	2,336
	Rogers Communications Inc.	5.450%	10/1/43	149	184
	Rogers Communications Inc.	5.000%	3/15/44	1,424	1,697
	Rogers Communications Inc.	4.300%	2/15/48	675	726
	Rogers Communications Inc.	4.350%	5/1/49	4,872	5,290
	Rogers Communications Inc.	3.700%	11/15/49	1,350	1,335
	Telefonica Emisiones SA	7.045%	6/20/36	4,105	5,688
	Telefonica Emisiones SA	4.665%	3/6/38	2,966	3,337
	Telefonica Emisiones SA	5.213%	3/8/47	5,252	6,132
	Telefonica Emisiones SA	4.895%	3/6/48	3,876	4,393
	Telefonica Emisiones SA	5.520%	3/1/49	3,750	4,577
	TELUS Corp.	4.600%	11/16/48	1,125	1,299
	TELUS Corp.	4.300%	6/15/49	1,481	1,654
	Thomson Reuters Corp.	5.500%	8/15/35	599	744
	Thomson Reuters Corp.	5.850%	4/15/40	1,365	1,738
	Thomson Reuters Corp.	5.650%	11/23/43	600	763
	Time Warner Cable LLC	6.550%	5/1/37	950	1,231
	Time Warner Cable LLC	7.300%	7/1/38	4,468	6,201

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Time Warner Cable LLC	6.750%	6/15/39	3,950	5,298
	Time Warner Cable LLC	5.875%	11/15/40	2,562	3,167
	Time Warner Cable LLC	5.500%	9/1/41	3,056	3,609
	Time Warner Cable LLC	4.500%	9/15/42	2,800	2,990
	Time Warner Entertainment Co. LP	8.375%	7/15/33	2,641	3,796
[3,4]	T-Mobile USA Inc.	2.250%	11/15/31	971	918
[3,4]	T-Mobile USA Inc.	4.375%	4/15/40	7,200	7,969
[3,4]	T-Mobile USA Inc.	3.000%	2/15/41	3,750	3,486
[3,4]	T-Mobile USA Inc.	4.500%	4/15/50	8,370	9,387
[3,4]	T-Mobile USA Inc.	3.300%	2/15/51	6,650	6,189
[3,4]	T-Mobile USA Inc.	3.600%	11/15/60	2,610	2,511
[3]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	1,733	2,417
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	2,264	2,611
[3]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	1,705	1,949
[3]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	1,982	2,093
[3]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	1,250	1,401
[3]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	150	145
	Verizon Communications Inc.	4.500%	8/10/33	4,826	5,603
	Verizon Communications Inc.	6.400%	9/15/33	610	810
	Verizon Communications Inc.	4.400%	11/1/34	5,777	6,585
	Verizon Communications Inc.	4.272%	1/15/36	7,388	8,310
	Verizon Communications Inc.	5.250%	3/16/37	6,053	7,591
	Verizon Communications Inc.	4.812%	3/15/39	4,591	5,486
	Verizon Communications Inc.	2.650%	11/20/40	4,000	3,652
	Verizon Communications Inc.	3.400%	3/22/41	9,000	9,136
	Verizon Communications Inc.	4.750%	11/1/41	2,904	3,459
	Verizon Communications Inc.	3.850%	11/1/42	2,452	2,637
	Verizon Communications Inc.	4.125%	8/15/46	3,491	3,828
	Verizon Communications Inc.	4.862%	8/21/46	8,925	10,719
	Verizon Communications Inc.	4.522%	9/15/48	10,802	12,505
	Verizon Communications Inc.	5.012%	4/15/49	2,555	3,133
	Verizon Communications Inc.	4.000%	3/22/50	3,025	3,244
	Verizon Communications Inc.	2.875%	11/20/50	5,875	5,222
	Verizon Communications Inc.	3.550%	3/22/51	8,000	7,949
	Verizon Communications Inc.	5.012%	8/21/54	971	1,211
	Verizon Communications Inc.	4.672%	3/15/55	7,100	8,466
[3,4]	Verizon Communications Inc.	2.987%	10/30/56	10,737	9,393
	Verizon Communications Inc.	3.000%	11/20/60	4,055	3,527
	Verizon Communications Inc.	3.700%	3/22/61	7,050	6,927
	ViacomCBS Inc.	4.200%	5/19/32	2,425	2,709
	ViacomCBS Inc.	5.500%	5/15/33	1,000	1,196
	ViacomCBS Inc.	6.875%	4/30/36	2,655	3,643
	ViacomCBS Inc.	5.900%	10/15/40	863	1,072
	ViacomCBS Inc.	4.850%	7/1/42	1,686	1,912
	ViacomCBS Inc.	4.375%	3/15/43	3,685	3,982
	ViacomCBS Inc.	5.850%	9/1/43	1,794	2,296
	ViacomCBS Inc.	5.250%	4/1/44	779	925
	ViacomCBS Inc.	4.900%	8/15/44	1,261	1,461
	ViacomCBS Inc.	4.600%	1/15/45	1,400	1,562
	ViacomCBS Inc.	4.950%	5/19/50	2,360	2,768
	Vodafone Group plc	6.250%	11/30/32	1,750	2,317
	Vodafone Group plc	6.150%	2/27/37	4,188	5,541
	Vodafone Group plc	5.000%	5/30/38	1,987	2,386
	Vodafone Group plc	4.375%	2/19/43	2,341	2,620
	Vodafone Group plc	5.250%	5/30/48	8,109	10,136
	Vodafone Group plc	4.875%	6/19/49	3,750	4,474
	Vodafone Group plc	4.250%	9/17/50	3,075	3,379
	Vodafone Group plc	5.125%	6/19/59	1,250	1,517

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walt Disney Co.	6.550%	3/15/33	846	1,152
	Walt Disney Co.	6.200%	12/15/34	3,502	4,786
	Walt Disney Co.	6.400%	12/15/35	2,478	3,482
	Walt Disney Co.	6.150%	3/1/37	1,073	1,434
	Walt Disney Co.	6.650%	11/15/37	850	1,229
	Walt Disney Co.	4.625%	3/23/40	1,115	1,346
	Walt Disney Co.	3.500%	5/13/40	2,200	2,322
	Walt Disney Co.	6.150%	2/15/41	1,180	1,680
	Walt Disney Co.	5.400%	10/1/43	2,735	3,574
	Walt Disney Co.	4.750%	9/15/44	2,979	3,629
	Walt Disney Co.	4.750%	11/15/46	1,762	2,161
	Walt Disney Co.	2.750%	9/1/49	4,525	4,092
	Walt Disney Co.	4.700%	3/23/50	3,200	4,011
	Walt Disney Co.	3.600%	1/13/51	5,722	6,090
	Walt Disney Co.	3.800%	5/13/60	4,225	4,558
					772,683
Consumer Discretionary (2.8%)
	Alibaba Group Holding Ltd.	4.500%	11/28/34	725	822
	Alibaba Group Holding Ltd.	4.000%	12/6/37	3,000	3,231
	Alibaba Group Holding Ltd.	4.200%	12/6/47	4,500	4,945
	Alibaba Group Holding Ltd.	3.150%	2/9/51	3,500	3,273
	Alibaba Group Holding Ltd.	4.400%	12/6/57	1,680	1,906
	Alibaba Group Holding Ltd.	3.250%	2/9/61	625	580
	Amazon.com Inc.	4.800%	12/5/34	4,000	5,027
	Amazon.com Inc.	3.875%	8/22/37	7,791	8,876
	Amazon.com Inc.	4.950%	12/5/44	1,650	2,130
	Amazon.com Inc.	4.050%	8/22/47	7,125	8,327
	Amazon.com Inc.	2.500%	6/3/50	6,225	5,573
	Amazon.com Inc.	4.250%	8/22/57	5,000	5,982
	Amazon.com Inc.	2.700%	6/3/60	5,281	4,637
[3]	American University	3.672%	4/1/49	1,375	1,485
	Aptiv plc	4.400%	10/1/46	275	294
	Aptiv plc	5.400%	3/15/49	975	1,187
	BorgWarner Inc.	4.375%	3/15/45	1,100	1,178
[3]	Brown University in Providence in the State of Rhode Island & Providence Plant	2.924%	9/1/50	400	409
[3]	California Endowment	2.498%	4/1/51	515	465
	California Institute of Technology	4.321%	8/1/45	1,050	1,290
	California Institute of Technology	4.700%	11/1/11	930	1,150
	California Institute of Technology	3.650%	9/1/19	1,250	1,262
	Cleveland Clinic Foundation	4.858%	1/1/14	940	1,217
	Darden Restaurants Inc.	4.550%	2/15/48	1,000	1,058
[3]	Duke University	2.682%	10/1/44	1,000	976
[3]	Duke University	2.832%	10/1/55	2,200	2,162
	eBay Inc.	4.000%	7/15/42	2,180	2,304
[3]	Emory University	2.969%	9/1/50	1,150	1,141
[3]	Ford Foundation	2.415%	6/1/50	956	863
[3]	Ford Foundation	2.815%	6/1/70	1,425	1,276
	General Motors Co.	5.000%	4/1/35	2,488	2,865
	General Motors Co.	6.600%	4/1/36	2,656	3,454
	General Motors Co.	5.150%	4/1/38	2,600	2,979
	General Motors Co.	6.250%	10/2/43	3,872	4,945
	General Motors Co.	5.200%	4/1/45	2,800	3,217
	General Motors Co.	6.750%	4/1/46	1,875	2,543
	General Motors Co.	5.400%	4/1/48	1,852	2,190
	General Motors Co.	5.950%	4/1/49	2,000	2,535
[3]	George Washington University	4.300%	9/15/44	790	918
	George Washington University	4.868%	9/15/45	200	257

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	George Washington University	4.126%	9/15/48	1,874	2,189
[3]	Georgetown University	4.315%	4/1/49	100	118
[3]	Georgetown University	2.943%	4/1/50	690	641
[3]	Georgetown University	5.215%	10/1/18	200	253
	Harley-Davidson Inc.	4.625%	7/28/45	780	812
	Hasbro Inc.	6.350%	3/15/40	804	1,024
	Hasbro Inc.	5.100%	5/15/44	625	688
	Home Depot Inc.	5.875%	12/16/36	7,269	10,058
	Home Depot Inc.	3.300%	4/15/40	2,570	2,700
	Home Depot Inc.	5.950%	4/1/41	1,685	2,343
	Home Depot Inc.	4.200%	4/1/43	4,616	5,315
	Home Depot Inc.	4.875%	2/15/44	2,538	3,191
	Home Depot Inc.	4.400%	3/15/45	972	1,166
	Home Depot Inc.	4.250%	4/1/46	3,524	4,106
	Home Depot Inc.	3.900%	6/15/47	3,858	4,326
	Home Depot Inc.	4.500%	12/6/48	5,395	6,563
	Home Depot Inc.	3.125%	12/15/49	2,475	2,428
	Home Depot Inc.	3.350%	4/15/50	3,150	3,262
	Home Depot Inc.	2.375%	3/15/51	3,200	2,739
	Home Depot Inc.	3.500%	9/15/56	958	993
	JD.com Inc.	4.125%	1/14/50	900	922
[3]	Johns Hopkins University	4.083%	7/1/53	1,231	1,471
	Kohl's Corp.	3.375%	5/1/31	1,000	1,000
	Kohl's Corp.	5.550%	7/17/45	1,100	1,254
	Lear Corp.	5.250%	5/15/49	1,350	1,579
	Leland Stanford Junior University	3.647%	5/1/48	1,185	1,344
	Leland Stanford Junior University	2.413%	6/1/50	50	45
	Lowe's Cos. Inc.	2.625%	4/1/31	2,000	2,005
	Lowe's Cos. Inc.	5.000%	4/15/40	800	982
	Lowe's Cos. Inc.	4.250%	9/15/44	448	480
	Lowe's Cos. Inc.	3.700%	4/15/46	2,054	2,127
	Lowe's Cos. Inc.	4.050%	5/3/47	4,115	4,495
	Lowe's Cos. Inc.	4.550%	4/5/49	1,975	2,310
	Lowe's Cos. Inc.	5.125%	4/15/50	1,050	1,356
	Lowe's Cos. Inc.	3.000%	10/15/50	4,825	4,480
[3]	Marriott International Inc.	2.850%	4/15/31	2,500	2,446
[3]	Marriott International Inc.	3.500%	10/15/32	2,400	2,460
	Masco Corp.	4.500%	5/15/47	1,424	1,627
	Masco Corp.	3.125%	2/15/51	550	514
[3]	Massachusetts Institute of Technology	3.959%	7/1/38	1,275	1,505
[3]	Massachusetts Institute of Technology	2.989%	7/1/50	1,425	1,463
	Massachusetts Institute of Technology	5.600%	7/1/11	1,550	2,374
	Massachusetts Institute of Technology	4.678%	7/1/14	1,155	1,490
	Massachusetts Institute of Technology	3.885%	7/1/16	1,441	1,562
[3]	McDonald's Corp.	4.700%	12/9/35	2,225	2,633
[3]	McDonald's Corp.	6.300%	10/15/37	799	1,105
[3]	McDonald's Corp.	6.300%	3/1/38	2,031	2,829
[3]	McDonald's Corp.	5.700%	2/1/39	1,750	2,288
[3]	McDonald's Corp.	4.875%	7/15/40	1,075	1,300
[3]	McDonald's Corp.	3.700%	2/15/42	1,219	1,274
[3]	McDonald's Corp.	3.625%	5/1/43	975	1,015
[3]	McDonald's Corp.	4.600%	5/26/45	1,634	1,903
[3]	McDonald's Corp.	4.875%	12/9/45	2,056	2,495
[3]	McDonald's Corp.	4.450%	3/1/47	2,568	2,983
[3]	McDonald's Corp.	4.450%	9/1/48	2,465	2,876
[3]	McDonald's Corp.	3.625%	9/1/49	3,300	3,441
[3]	McDonald's Corp.	4.200%	4/1/50	2,100	2,386
	NIKE Inc.	3.250%	3/27/40	2,120	2,215

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NIKE Inc.	3.625%	5/1/43	1,000	1,080
	NIKE Inc.	3.875%	11/1/45	2,569	2,922
	NIKE Inc.	3.375%	11/1/46	1,475	1,517
	NIKE Inc.	3.375%	3/27/50	2,498	2,627
[3,4,5]	Nordstrom Inc.	4.250%	8/1/31	1,050	1,051
	Nordstrom Inc.	5.000%	1/15/44	2,000	1,967
[3]	Northwestern University	4.643%	12/1/44	1,585	1,994
[3]	Northwestern University	2.640%	12/1/50	470	446
[3]	Northwestern University	3.662%	12/1/57	762	883
	President & Fellows of Harvard College	4.875%	10/15/40	1,115	1,452
	President & Fellows of Harvard College	3.150%	7/15/46	751	805
	President & Fellows of Harvard College	2.517%	10/15/50	1,900	1,802
	President & Fellows of Harvard College	3.300%	7/15/56	525	572
	PulteGroup Inc.	6.375%	5/15/33	2,500	3,175
	PulteGroup Inc.	6.000%	2/15/35	500	626
[3]	Rockefeller Foundation	2.492%	10/1/50	1,220	1,120
	Ross Stores Inc.	1.875%	4/15/31	1,300	1,211
	Snap-on Inc.	4.100%	3/1/48	1,195	1,361
	Snap-on Inc.	3.100%	5/1/50	1,000	988
	Stanley Black & Decker Inc.	5.200%	9/1/40	575	738
	Stanley Black & Decker Inc.	4.850%	11/15/48	2,033	2,535
	Stanley Black & Decker Inc.	2.750%	11/15/50	1,025	926
	Starbucks Corp.	4.300%	6/15/45	800	881
	Starbucks Corp.	3.750%	12/1/47	1,858	1,912
	Starbucks Corp.	4.500%	11/15/48	2,200	2,573
	Starbucks Corp.	4.450%	8/15/49	1,360	1,579
	Starbucks Corp.	3.350%	3/12/50	1,025	1,002
	Starbucks Corp.	3.500%	11/15/50	3,250	3,255
	TJX Cos. Inc.	1.600%	5/15/31	1,100	1,025
	TJX Cos. Inc.	4.500%	4/15/50	37	46
[3]	Trustees of Boston College	3.129%	7/1/52	1,200	1,194
[3]	Trustees of Boston University	4.061%	10/1/48	925	1,096
	Trustees of Princeton University	5.700%	3/1/39	825	1,161
[3]	Trustees of Princeton University	2.516%	7/1/50	1,025	957
[3]	Trustees of the University of Pennsylvania	2.396%	10/1/50	900	824
	Trustees of the University of Pennsylvania	4.674%	9/1/12	1,100	1,381
	Trustees of the University of Pennsylvania	3.610%	2/15/19	450	446
[3]	University of Chicago	2.547%	4/1/50	1,825	1,658
[3]	University of Chicago	4.003%	10/1/53	925	1,067
[3]	University of Notre Dame du Lac	3.438%	2/15/45	649	721
[3]	University of Notre Dame du Lac	3.394%	2/15/48	1,350	1,478
[3]	University of Southern California	3.028%	10/1/39	2,190	2,328
	University of Southern California	2.805%	10/1/50	725	705
	University of Southern California	5.250%	10/1/11	685	955
[3]	University of Southern California	3.226%	10/1/20	1,350	1,199
	Whirlpool Corp.	4.600%	5/15/50	1,775	2,031
[3]	William Marsh Rice University	3.574%	5/15/45	1,559	1,759
[3]	Yale University	2.402%	4/15/50	1,575	1,452
					294,361
Consumer Staples (4.4%)
	Altria Group Inc.	2.450%	2/4/32	5,000	4,743
	Altria Group Inc.	5.800%	2/14/39	1,800	2,195
	Altria Group Inc.	3.400%	2/4/41	4,500	4,167
	Altria Group Inc.	4.250%	8/9/42	2,127	2,161
	Altria Group Inc.	4.500%	5/2/43	4,486	4,698
	Altria Group Inc.	5.375%	1/31/44	6,183	7,221
	Altria Group Inc.	3.875%	9/16/46	1,080	1,049
	Altria Group Inc.	5.950%	2/14/49	4,405	5,484

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Altria Group Inc.	4.450%	5/6/50	895	923
	Altria Group Inc.	3.700%	2/4/51	2,880	2,642
	Altria Group Inc.	6.200%	2/14/59	1,212	1,483
	Altria Group Inc.	4.000%	2/4/61	1,600	1,480
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	11,351	13,286
[3]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	23,094	27,446
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	5,807	6,797
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	3,803	3,967
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	3,175	3,588
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	3,225	3,789
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	1,100	1,404
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	2,744	3,075
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	1,542	2,436
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	2,095	2,615
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	2,097	3,308
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	3,004	3,386
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	2,846	3,420
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	3,070	3,165
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	2,400	2,747
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	4,196	4,707
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	8,939	11,535
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	4,255	4,845
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	4,715	5,440
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	1,485	2,017
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	1,900	2,148
	Archer-Daniels-Midland Co.	5.935%	10/1/32	1,615	2,156
	Archer-Daniels-Midland Co.	5.375%	9/15/35	1,640	2,163
	Archer-Daniels-Midland Co.	3.750%	9/15/47	687	753
	Archer-Daniels-Midland Co.	4.500%	3/15/49	915	1,161
	BAT Capital Corp.	4.390%	8/15/37	7,120	7,484
	BAT Capital Corp.	3.734%	9/25/40	1,350	1,284
	BAT Capital Corp.	4.540%	8/15/47	2,791	2,800
	BAT Capital Corp.	4.758%	9/6/49	3,200	3,234
	BAT Capital Corp.	5.282%	4/2/50	1,769	1,940
	BAT Capital Corp.	3.984%	9/25/50	4,050	3,799
	Brown-Forman Corp.	4.500%	7/15/45	1,925	2,337
	Campbell Soup Co.	4.800%	3/15/48	1,825	2,129
	Campbell Soup Co.	3.125%	4/24/50	1,312	1,224
	Church & Dwight Co. Inc.	3.950%	8/1/47	1,325	1,452
	Coca-Cola Co.	4.125%	3/25/40	100	115
	Coca-Cola Co.	2.500%	6/1/40	975	912
	Coca-Cola Co.	4.200%	3/25/50	2,075	2,434
	Coca-Cola Co.	2.600%	6/1/50	3,675	3,290
	Coca-Cola Co.	3.000%	3/5/51	1,040	1,010
	Coca-Cola Co.	2.500%	3/15/51	4,000	3,488
	Coca-Cola Co.	2.750%	6/1/60	1,200	1,081
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	625	574
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	2,175	2,732
[3]	Colgate-Palmolive Co.	4.000%	8/15/45	1,500	1,771
[3]	Colgate-Palmolive Co.	3.700%	8/1/47	500	566
	Conagra Brands Inc.	5.300%	11/1/38	750	926
	Conagra Brands Inc.	5.400%	11/1/48	3,350	4,254
	Constellation Brands Inc.	4.500%	5/9/47	3,195	3,603
	Constellation Brands Inc.	4.100%	2/15/48	1,497	1,622
	Constellation Brands Inc.	5.250%	11/15/48	692	873
	Constellation Brands Inc.	3.750%	5/1/50	475	492
	Costco Wholesale Corp.	1.750%	4/20/32	1,975	1,879
	Diageo Capital plc	2.125%	4/29/32	925	891

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Diageo Capital plc	5.875%	9/30/36	1,525	2,066
	Diageo Capital plc	3.875%	4/29/43	750	844
	Diageo Investment Corp.	7.450%	4/15/35	875	1,336
	Diageo Investment Corp.	4.250%	5/11/42	1,202	1,399
	Dollar General Corp.	4.125%	4/3/50	3,650	3,993
	Estee Lauder Cos. Inc.	6.000%	5/15/37	1,200	1,635
	Estee Lauder Cos. Inc.	4.375%	6/15/45	575	681
	Estee Lauder Cos. Inc.	4.150%	3/15/47	700	811
	Estee Lauder Cos. Inc.	3.125%	12/1/49	1,525	1,534
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	2,415	2,724
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	4,065	4,011
	General Mills Inc.	5.400%	6/15/40	136	177
[3,4]	General Mills Inc.	3.000%	2/1/51	4,724	4,417
	Hershey Co.	3.125%	11/15/49	1,725	1,707
	Hershey Co.	2.650%	6/1/50	875	789
	Ingredion Inc.	3.900%	6/1/50	1,100	1,161
	J M Smucker Co.	4.250%	3/15/35	1,545	1,728
	J M Smucker Co.	3.550%	3/15/50	2,300	2,327
[3]	Kellogg Co.	7.450%	4/1/31	1,605	2,258
	Kellogg Co.	4.500%	4/1/46	1,184	1,365
	Keurig Dr Pepper Inc.	4.985%	5/25/38	1,375	1,693
	Keurig Dr Pepper Inc.	4.500%	11/15/45	2,745	3,138
	Keurig Dr Pepper Inc.	4.420%	12/15/46	1,425	1,625
	Keurig Dr Pepper Inc.	3.800%	5/1/50	1,500	1,595
	Keurig Dr Pepper Inc.	3.350%	3/15/51	1,000	994
	Kimberly-Clark Corp.	6.625%	8/1/37	1,125	1,674
	Kimberly-Clark Corp.	5.300%	3/1/41	754	978
	Kimberly-Clark Corp.	3.700%	6/1/43	480	509
	Kimberly-Clark Corp.	3.200%	7/30/46	2,350	2,429
	Kimberly-Clark Corp.	2.875%	2/7/50	800	787
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	824	1,078
	Kroger Co.	8.000%	9/15/29	775	1,057
	Kroger Co.	7.500%	4/1/31	770	1,053
	Kroger Co.	6.900%	4/15/38	750	1,056
	Kroger Co.	5.400%	7/15/40	1,130	1,394
	Kroger Co.	5.000%	4/15/42	1,083	1,304
	Kroger Co.	5.150%	8/1/43	1,269	1,557
	Kroger Co.	3.875%	10/15/46	1,250	1,294
	Kroger Co.	4.450%	2/1/47	1,338	1,510
	Kroger Co.	4.650%	1/15/48	1,346	1,555
	Kroger Co.	5.400%	1/15/49	1,525	1,961
	Kroger Co.	3.950%	1/15/50	1,325	1,432
	McCormick & Co. Inc.	4.200%	8/15/47	925	1,033
	Mead Johnson Nutrition Co.	5.900%	11/1/39	1,790	2,404
	Mead Johnson Nutrition Co.	4.600%	6/1/44	1,019	1,219
	Molson Coors Beverage Co.	5.000%	5/1/42	2,865	3,274
	Molson Coors Beverage Co.	4.200%	7/15/46	3,737	3,869
	Mondelez International Inc.	1.500%	2/4/31	3,000	2,737
	Mondelez International Inc.	1.875%	10/15/32	2,000	1,853
	Mondelez International Inc.	2.625%	9/4/50	750	645
	PepsiCo Inc.	1.400%	2/25/31	1,825	1,698
	PepsiCo Inc.	5.500%	1/15/40	100	136
	PepsiCo Inc.	3.500%	3/19/40	1,500	1,608
	PepsiCo Inc.	4.875%	11/1/40	100	126
	PepsiCo Inc.	4.000%	3/5/42	2,758	3,120
	PepsiCo Inc.	3.600%	8/13/42	1,885	2,024
	PepsiCo Inc.	4.250%	10/22/44	1,568	1,812
	PepsiCo Inc.	4.600%	7/17/45	1,424	1,738

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
PepsiCo Inc.	4.450%	4/14/46	2,769	3,326
PepsiCo Inc.	3.450%	10/6/46	3,550	3,756
PepsiCo Inc.	4.000%	5/2/47	1,253	1,402
PepsiCo Inc.	3.375%	7/29/49	3,190	3,272
PepsiCo Inc.	2.875%	10/15/49	2,600	2,516
PepsiCo Inc.	3.625%	3/19/50	2,045	2,244
PepsiCo Inc.	3.875%	3/19/60	2,560	2,876
Philip Morris International Inc.	6.375%	5/16/38	2,340	3,201
Philip Morris International Inc.	4.375%	11/15/41	2,255	2,558
Philip Morris International Inc.	4.500%	3/20/42	1,685	1,921
Philip Morris International Inc.	3.875%	8/21/42	1,830	1,922
Philip Morris International Inc.	4.125%	3/4/43	2,300	2,498
Philip Morris International Inc.	4.875%	11/15/43	2,325	2,781
Philip Morris International Inc.	4.250%	11/10/44	1,529	1,700
Procter & Gamble Co.	5.800%	8/15/34	100	137
Procter & Gamble Co.	5.550%	3/5/37	1,275	1,754
Procter & Gamble Co.	3.550%	3/25/40	2,036	2,251
Procter & Gamble Co.	3.500%	10/25/47	1,085	1,198
Procter & Gamble Co.	3.600%	3/25/50	1,234	1,403
Reynolds American Inc.	5.700%	8/15/35	2,756	3,269
Reynolds American Inc.	7.250%	6/15/37	887	1,142
Reynolds American Inc.	6.150%	9/15/43	1,675	2,020
Reynolds American Inc.	5.850%	8/15/45	2,852	3,365
Sysco Corp.	6.600%	4/1/40	1,890	2,637
Sysco Corp.	4.850%	10/1/45	1,831	2,141
Sysco Corp.	4.500%	4/1/46	1,470	1,654
Sysco Corp.	4.450%	3/15/48	1,825	2,014
Sysco Corp.	3.300%	2/15/50	825	770
Sysco Corp.	6.600%	4/1/50	3,118	4,506
Target Corp.	6.350%	11/1/32	100	138
Target Corp.	6.500%	10/15/37	1,000	1,464
Target Corp.	7.000%	1/15/38	1,200	1,842
Target Corp.	3.625%	4/15/46	2,335	2,549
Target Corp.	3.900%	11/15/47	1,650	1,893
Tyson Foods Inc.	4.875%	8/15/34	2,116	2,526
Tyson Foods Inc.	5.150%	8/15/44	1,263	1,561
Tyson Foods Inc.	4.550%	6/2/47	1,230	1,430
Tyson Foods Inc.	5.100%	9/28/48	3,040	3,817
Unilever Capital Corp.	5.900%	11/15/32	1,758	2,365
Walgreen Co.	4.400%	9/15/42	814	855
Walgreens Boots Alliance Inc.	4.500%	11/18/34	2,358	2,627
Walgreens Boots Alliance Inc.	4.800%	11/18/44	2,616	2,897
Walgreens Boots Alliance Inc.	4.650%	6/1/46	1,411	1,513
Walgreens Boots Alliance Inc.	4.100%	4/15/50	1,350	1,367
Walmart Inc.	5.250%	9/1/35	5,861	7,673
Walmart Inc.	6.500%	8/15/37	910	1,331
Walmart Inc.	6.200%	4/15/38	3,343	4,800
Walmart Inc.	3.950%	6/28/38	1,537	1,770
Walmart Inc.	5.625%	4/1/40	664	916
Walmart Inc.	4.875%	7/8/40	1,065	1,353
Walmart Inc.	5.000%	10/25/40	1,644	2,121
Walmart Inc.	5.625%	4/15/41	2,931	4,031
Walmart Inc.	4.000%	4/11/43	2,771	3,194
Walmart Inc.	4.300%	4/22/44	1,869	2,235
Walmart Inc.	3.625%	12/15/47	2,996	3,240
Walmart Inc.	4.050%	6/29/48	6,094	7,205
Walmart Inc.	2.950%	9/24/49	2,425	2,366
				455,041

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Energy (4.8%)
	Baker Hughes a GE Co. LLC	4.080%	12/15/47	3,086	3,276
	Baker Hughes Holdings LLC	5.125%	9/15/40	3,013	3,674
	BP Capital Markets America Inc.	3.000%	2/24/50	7,072	6,464
	BP Capital Markets America Inc.	2.772%	11/10/50	3,155	2,753
	BP Capital Markets America Inc.	2.939%	6/4/51	3,925	3,482
	BP Capital Markets America Inc.	3.379%	2/8/61	3,100	2,879
	Burlington Resources LLC	7.200%	8/15/31	935	1,309
	Burlington Resources LLC	7.400%	12/1/31	1,100	1,555
	Burlington Resources LLC	5.950%	10/15/36	1,817	2,404
	Canadian Natural Resources Ltd.	7.200%	1/15/32	1,135	1,507
	Canadian Natural Resources Ltd.	6.450%	6/30/33	1,629	2,042
	Canadian Natural Resources Ltd.	5.850%	2/1/35	700	846
	Canadian Natural Resources Ltd.	6.500%	2/15/37	800	1,009
	Canadian Natural Resources Ltd.	6.250%	3/15/38	1,600	2,036
	Canadian Natural Resources Ltd.	6.750%	2/1/39	1,300	1,700
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/47	2,000	2,323
	Cenovus Energy Inc.	5.250%	6/15/37	1,650	1,778
	Cenovus Energy Inc.	6.750%	11/15/39	3,505	4,390
	Cenovus Energy Inc.	5.400%	6/15/47	2,275	2,534
	Chevron Corp.	2.978%	5/11/40	1,399	1,383
	Chevron Corp.	3.078%	5/11/50	1,325	1,271
	Chevron USA Inc.	6.000%	3/1/41	2,150	2,979
	Chevron USA Inc.	5.250%	11/15/43	1,380	1,783
	Chevron USA Inc.	5.050%	11/15/44	1,956	2,475
	Chevron USA Inc.	4.950%	8/15/47	1,275	1,592
	Chevron USA Inc.	4.200%	10/15/49	1,191	1,354
	Chevron USA Inc.	2.343%	8/12/50	1,000	835
	Columbia Pipeline Group Inc.	5.800%	6/1/45	1,150	1,410
	Conoco Funding Co.	7.250%	10/15/31	1,180	1,666
	ConocoPhillips	5.900%	10/15/32	1,429	1,861
	ConocoPhillips	5.900%	5/15/38	2,472	3,299
	ConocoPhillips	6.500%	2/1/39	2,120	3,014
[3,4]	ConocoPhillips	4.875%	10/1/47	4,930	5,955
[3,4]	ConocoPhillips	4.850%	8/15/48	1,400	1,693
	ConocoPhillips Co.	4.300%	11/15/44	2,177	2,488
	Devon Energy Corp.	7.875%	9/30/31	1,501	2,034
	Devon Energy Corp.	7.950%	4/15/32	651	876
	Devon Energy Corp.	5.600%	7/15/41	2,179	2,514
	Devon Energy Corp.	4.750%	5/15/42	2,252	2,398
	Devon Energy Corp.	5.000%	6/15/45	1,675	1,834
	Diamondback Energy Inc.	4.400%	3/24/51	1,500	1,529
	Enable Midstream Partners LP	5.000%	5/15/44	1,275	1,225
[3]	Enbridge Energy Partners LP	7.500%	4/15/38	1,381	1,877
	Enbridge Energy Partners LP	5.500%	9/15/40	2,025	2,380
	Enbridge Energy Partners LP	7.375%	10/15/45	1,890	2,685
	Enbridge Inc.	4.500%	6/10/44	500	542
	Enbridge Inc.	5.500%	12/1/46	195	237
	Enbridge Inc.	4.000%	11/15/49	1,050	1,066
	Energy Transfer Operating LP	4.900%	3/15/35	1,035	1,087
	Energy Transfer Operating LP	6.625%	10/15/36	901	1,102
[3]	Energy Transfer Operating LP	5.800%	6/15/38	1,700	1,932
	Energy Transfer Operating LP	7.500%	7/1/38	2,105	2,765
	Energy Transfer Operating LP	6.050%	6/1/41	1,650	1,854
	Energy Transfer Operating LP	6.500%	2/1/42	2,330	2,779
	Energy Transfer Operating LP	5.150%	2/1/43	1,499	1,529
	Energy Transfer Operating LP	5.950%	10/1/43	1,700	1,872
	Energy Transfer Operating LP	5.150%	3/15/45	2,651	2,737

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer Operating LP	6.125%	12/15/45	2,820	3,232
	Energy Transfer Operating LP	5.300%	4/15/47	2,300	2,392
	Energy Transfer Operating LP	6.000%	6/15/48	2,442	2,799
	Energy Transfer Operating LP	6.250%	4/15/49	3,556	4,187
	Energy Transfer Operating LP	5.000%	5/15/50	1,625	1,684
[3]	Enterprise Products Operating LLC	6.875%	3/1/33	1,000	1,333
[3]	Enterprise Products Operating LLC	6.650%	10/15/34	1,245	1,639
	Enterprise Products Operating LLC	7.550%	4/15/38	900	1,314
	Enterprise Products Operating LLC	6.125%	10/15/39	2,185	2,859
	Enterprise Products Operating LLC	5.950%	2/1/41	1,078	1,387
	Enterprise Products Operating LLC	5.700%	2/15/42	2,375	3,038
	Enterprise Products Operating LLC	4.850%	8/15/42	2,580	2,960
	Enterprise Products Operating LLC	4.450%	2/15/43	1,003	1,101
	Enterprise Products Operating LLC	4.850%	3/15/44	994	1,140
	Enterprise Products Operating LLC	5.100%	2/15/45	2,090	2,463
	Enterprise Products Operating LLC	4.900%	5/15/46	1,450	1,677
	Enterprise Products Operating LLC	4.250%	2/15/48	4,000	4,242
	Enterprise Products Operating LLC	4.800%	2/1/49	2,465	2,823
	Enterprise Products Operating LLC	4.200%	1/31/50	1,765	1,876
	Enterprise Products Operating LLC	3.700%	1/31/51	1,900	1,861
	Enterprise Products Operating LLC	3.200%	2/15/52	4,840	4,409
	Enterprise Products Operating LLC	4.950%	10/15/54	2,217	2,534
	Enterprise Products Operating LLC	3.950%	1/31/60	2,720	2,701
	EOG Resources Inc.	3.900%	4/1/35	837	899
	EOG Resources Inc.	4.950%	4/15/50	1,735	2,124
	Exxon Mobil Corp.	2.995%	8/16/39	1,037	1,005
	Exxon Mobil Corp.	4.227%	3/19/40	4,932	5,524
	Exxon Mobil Corp.	3.567%	3/6/45	2,400	2,443
	Exxon Mobil Corp.	4.114%	3/1/46	5,881	6,457
	Exxon Mobil Corp.	3.095%	8/16/49	2,325	2,184
	Exxon Mobil Corp.	4.327%	3/19/50	7,507	8,563
	Exxon Mobil Corp.	3.452%	4/15/51	6,210	6,241
	Halliburton Co.	4.850%	11/15/35	3,716	4,176
	Halliburton Co.	6.700%	9/15/38	2,374	3,092
	Halliburton Co.	4.500%	11/15/41	2,725	2,844
	Halliburton Co.	4.750%	8/1/43	3,060	3,251
	Halliburton Co.	5.000%	11/15/45	3,480	3,876
	Hess Corp.	7.300%	8/15/31	1,245	1,584
	Hess Corp.	7.125%	3/15/33	1,100	1,408
	Hess Corp.	6.000%	1/15/40	1,616	1,925
	Hess Corp.	5.600%	2/15/41	2,900	3,342
	Hess Corp.	5.800%	4/1/47	1,150	1,360
	Husky Energy Inc.	6.800%	9/15/37	1,000	1,209
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	850	1,175
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,075	1,441
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,425	1,740
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	650	821
[3]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	1,931	2,580
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,970	2,522
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,116	1,452
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	2,096	2,627
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	1,225	1,423
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	1,862	2,098
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	750	803
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	2,071	2,331
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	2,343	2,725
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	1,025	1,196
[3]	Kinder Morgan Inc.	7.800%	8/1/31	1,804	2,491

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Kinder Morgan Inc.	7.750%	1/15/32	1,575	2,203
	Kinder Morgan Inc.	5.550%	6/1/45	3,650	4,356
	Kinder Morgan Inc.	5.050%	2/15/46	1,688	1,895
	Kinder Morgan Inc.	5.200%	3/1/48	1,880	2,177
	Kinder Morgan Inc.	3.250%	8/1/50	2,260	1,992
	Magellan Midstream Partners LP	5.150%	10/15/43	1,665	1,906
	Magellan Midstream Partners LP	4.250%	9/15/46	1,600	1,627
	Magellan Midstream Partners LP	4.200%	10/3/47	2,075	2,084
	Magellan Midstream Partners LP	3.950%	3/1/50	1,275	1,250
	Marathon Oil Corp.	6.800%	3/15/32	1,250	1,548
	Marathon Oil Corp.	6.600%	10/1/37	1,950	2,428
	Marathon Oil Corp.	5.200%	6/1/45	1,175	1,287
	Marathon Petroleum Corp.	6.500%	3/1/41	2,450	3,252
	Marathon Petroleum Corp.	4.750%	9/15/44	1,791	1,995
	Marathon Petroleum Corp.	4.500%	4/1/48	2,175	2,286
	Marathon Petroleum Corp.	5.000%	9/15/54	1,175	1,247
	MPLX LP	4.500%	4/15/38	3,855	4,207
	MPLX LP	5.200%	3/1/47	2,188	2,508
[3,4]	MPLX LP	5.200%	12/1/47	600	681
	MPLX LP	5.200%	12/1/47	655	743
	MPLX LP	4.700%	4/15/48	4,085	4,407
	MPLX LP	5.500%	2/15/49	2,895	3,423
	MPLX LP	4.900%	4/15/58	1,300	1,378
	Noble Energy Inc.	5.050%	11/15/44	225	265
	NOV Inc.	3.950%	12/1/42	1,450	1,320
	ONEOK Inc.	6.000%	6/15/35	1,335	1,556
	ONEOK Inc.	4.950%	7/13/47	1,655	1,726
	ONEOK Inc.	5.200%	7/15/48	1,450	1,587
	ONEOK Inc.	4.450%	9/1/49	1,225	1,218
	ONEOK Inc.	4.500%	3/15/50	1,000	1,012
	ONEOK Inc.	7.150%	1/15/51	700	926
	ONEOK Partners LP	6.650%	10/1/36	745	924
	ONEOK Partners LP	6.850%	10/15/37	1,675	2,109
	ONEOK Partners LP	6.125%	2/1/41	1,775	2,075
	ONEOK Partners LP	6.200%	9/15/43	1,056	1,270
	Phillips 66	4.650%	11/15/34	2,606	2,977
	Phillips 66	5.875%	5/1/42	3,600	4,634
	Phillips 66	4.875%	11/15/44	1,605	1,891
	Phillips 66 Partners LP	4.680%	2/15/45	840	886
	Phillips 66 Partners LP	4.900%	10/1/46	1,550	1,695
	Plains All American Pipeline LP	6.650%	1/15/37	1,818	2,110
	Plains All American Pipeline LP	5.150%	6/1/42	725	733
	Plains All American Pipeline LP	4.300%	1/31/43	850	773
	Plains All American Pipeline LP	4.700%	6/15/44	2,150	2,046
	Plains All American Pipeline LP	4.900%	2/15/45	850	834
	Shell International Finance BV	4.125%	5/11/35	3,532	4,000
	Shell International Finance BV	6.375%	12/15/38	2,329	3,325
	Shell International Finance BV	5.500%	3/25/40	3,020	4,056
	Shell International Finance BV	3.625%	8/21/42	1,682	1,808
	Shell International Finance BV	4.550%	8/12/43	4,894	5,760
	Shell International Finance BV	4.375%	5/11/45	6,550	7,658
	Shell International Finance BV	4.000%	5/10/46	5,857	6,466
	Shell International Finance BV	3.750%	9/12/46	2,604	2,779
	Shell International Finance BV	3.125%	11/7/49	2,939	2,822
	Shell International Finance BV	3.250%	4/6/50	4,638	4,574
	Spectra Energy Partners LP	5.950%	9/25/43	957	1,189
	Spectra Energy Partners LP	4.500%	3/15/45	1,975	2,099
	Suncor Energy Inc.	7.150%	2/1/32	1,375	1,860

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Suncor Energy Inc.	5.350%	7/15/33	1,100	1,291
	Suncor Energy Inc.	5.950%	12/1/34	2,175	2,711
	Suncor Energy Inc.	5.950%	5/15/35	1,475	1,836
	Suncor Energy Inc.	6.800%	5/15/38	1,660	2,264
	Suncor Energy Inc.	6.500%	6/15/38	2,105	2,871
	Suncor Energy Inc.	6.850%	6/1/39	1,860	2,543
	Suncor Energy Inc.	4.000%	11/15/47	1,765	1,781
	Sunoco Logistics Partners Operations LP	6.100%	2/15/42	300	336
	Sunoco Logistics Partners Operations LP	5.300%	4/1/44	1,233	1,267
	Sunoco Logistics Partners Operations LP	5.350%	5/15/45	2,905	3,061
	Sunoco Logistics Partners Operations LP	5.400%	10/1/47	3,400	3,642
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	1,085	1,468
	Texas Eastern Transmission LP	7.000%	7/15/32	1,000	1,343
	Total Capital International SA	2.986%	6/29/41	1,650	1,586
	Total Capital International SA	3.461%	7/12/49	2,010	1,989
	Total Capital International SA	3.127%	5/29/50	3,600	3,371
	Total Capital International SA	3.386%	6/29/60	2,050	1,948
	TransCanada PipeLines Ltd.	4.625%	3/1/34	2,072	2,333
	TransCanada PipeLines Ltd.	5.600%	3/31/34	925	1,129
	TransCanada PipeLines Ltd.	5.850%	3/15/36	2,315	2,896
	TransCanada PipeLines Ltd.	6.200%	10/15/37	1,708	2,206
	TransCanada PipeLines Ltd.	4.750%	5/15/38	2,487	2,826
	TransCanada PipeLines Ltd.	7.250%	8/15/38	1,562	2,251
	TransCanada PipeLines Ltd.	7.625%	1/15/39	1,080	1,606
	TransCanada PipeLines Ltd.	6.100%	6/1/40	2,610	3,394
	TransCanada PipeLines Ltd.	5.000%	10/16/43	1,569	1,875
	TransCanada PipeLines Ltd.	4.875%	5/15/48	2,350	2,749
	TransCanada PipeLines Ltd.	5.100%	3/15/49	2,400	2,927
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,495	1,790
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	795	869
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	1,535	1,745
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	1,150	1,177
	Valero Energy Corp.	7.500%	4/15/32	1,465	1,959
	Valero Energy Corp.	6.625%	6/15/37	3,225	4,165
	Valero Energy Corp.	4.900%	3/15/45	2,281	2,551
	Williams Cos. Inc.	6.300%	4/15/40	2,850	3,668
	Williams Cos. Inc.	5.800%	11/15/43	1,000	1,218
	Williams Cos. Inc.	5.400%	3/4/44	1,222	1,443
	Williams Cos. Inc.	5.750%	6/24/44	1,500	1,845
	Williams Cos. Inc.	5.100%	9/15/45	3,225	3,702
	Williams Cos. Inc.	4.850%	3/1/48	1,930	2,153
					492,084
Financials (7.8%)
	Aflac Inc.	4.000%	10/15/46	1,339	1,463
	Aflac Inc.	4.750%	1/15/49	742	912
	Alleghany Corp.	4.900%	9/15/44	975	1,165
	Allstate Corp.	5.550%	5/9/35	500	656
	Allstate Corp.	5.950%	4/1/36	625	823
	Allstate Corp.	4.500%	6/15/43	1,225	1,442
	Allstate Corp.	4.200%	12/15/46	2,201	2,524
	Allstate Corp.	3.850%	8/10/49	1,100	1,209
[3]	Allstate Corp.	6.500%	5/15/57	1,160	1,480
[3]	Ally Financial Inc.	8.000%	11/1/31	3,449	4,794
	Ally Financial Inc.	8.000%	11/1/31	3,010	4,076
	American Express Co.	4.050%	12/3/42	3,392	3,780
	American Financial Group Inc.	4.500%	6/15/47	1,270	1,419
	American International Group Inc.	3.875%	1/15/35	2,211	2,408
	American International Group Inc.	4.700%	7/10/35	1,320	1,544

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American International Group Inc.	6.250%	5/1/36	2,591	3,480
	American International Group Inc.	4.500%	7/16/44	4,169	4,744
	American International Group Inc.	4.800%	7/10/45	996	1,185
	American International Group Inc.	4.750%	4/1/48	3,135	3,750
	American International Group Inc.	4.375%	6/30/50	1,455	1,668
	American International Group Inc.	4.375%	1/15/55	3,050	3,373
[3]	American International Group Inc.	8.175%	5/15/58	1,000	1,371
	Aon Corp.	6.250%	9/30/40	1,020	1,390
	Aon plc	4.600%	6/14/44	1,017	1,203
	Aon plc	4.750%	5/15/45	1,429	1,729
	Arch Capital Finance LLC	5.031%	12/15/46	1,500	1,826
	Arch Capital Group Ltd.	7.350%	5/1/34	845	1,200
	Arch Capital Group Ltd.	3.635%	6/30/50	1,650	1,644
	Arch Capital Group US Inc.	5.144%	11/1/43	1,265	1,547
	Bank of America Corp.	6.110%	1/29/37	4,375	5,730
[3]	Bank of America Corp.	4.244%	4/24/38	6,285	7,160
	Bank of America Corp.	7.750%	5/14/38	3,973	6,032
[3]	Bank of America Corp.	4.078%	4/23/40	4,785	5,277
[3]	Bank of America Corp.	2.676%	6/19/41	11,768	11,008
[3]	Bank of America Corp.	5.875%	2/7/42	4,353	5,907
[3]	Bank of America Corp.	5.000%	1/21/44	3,161	3,874
[3]	Bank of America Corp.	4.875%	4/1/44	1,618	1,962
[3]	Bank of America Corp.	4.750%	4/21/45	1,230	1,461
[3]	Bank of America Corp.	4.443%	1/20/48	509	595
[3]	Bank of America Corp.	3.946%	1/23/49	5,182	5,680
[3]	Bank of America Corp.	4.330%	3/15/50	7,940	9,157
[3]	Bank of America Corp.	4.083%	3/20/51	12,300	13,678
[3]	Bank of America Corp.	2.831%	10/24/51	1,700	1,568
[3]	Bank of America NA	6.000%	10/15/36	616	844
	Barclays plc	5.250%	8/17/45	3,291	4,092
	Barclays plc	4.950%	1/10/47	3,495	4,204
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	2,113	2,871
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	1,540	1,834
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	1,090	1,266
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	6,298	7,257
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	4,985	5,758
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	3,529	3,235
	Berkshire Hathaway Inc.	4.500%	2/11/43	2,573	3,108
	Brighthouse Financial Inc.	4.700%	6/22/47	2,433	2,473
	Brookfield Finance Inc.	4.700%	9/20/47	1,025	1,168
	Brookfield Finance Inc.	3.500%	3/30/51	2,350	2,240
	Brookfield Finance LLC	3.450%	4/15/50	1,050	999
	CBRE Services Inc.	2.500%	4/1/31	1,100	1,071
	Chubb Corp.	6.000%	5/11/37	1,188	1,648
[3]	Chubb Corp.	6.500%	5/15/38	3,726	5,398
	Chubb INA Holdings Inc.	6.700%	5/15/36	760	1,090
	Chubb INA Holdings Inc.	4.150%	3/13/43	1,452	1,659
	Chubb INA Holdings Inc.	4.350%	11/3/45	1,286	1,516
	Cincinnati Financial Corp.	6.125%	11/1/34	900	1,195
	Citigroup Inc.	6.625%	6/15/32	3,360	4,417
	Citigroup Inc.	6.000%	10/31/33	1,832	2,340
	Citigroup Inc.	6.125%	8/25/36	2,108	2,741
[3]	Citigroup Inc.	3.878%	1/24/39	2,475	2,680
	Citigroup Inc.	8.125%	7/15/39	3,629	5,979
[3]	Citigroup Inc.	5.316%	3/26/41	4,100	5,280
	Citigroup Inc.	5.875%	1/30/42	1,900	2,578
	Citigroup Inc.	6.675%	9/13/43	659	957
	Citigroup Inc.	5.300%	5/6/44	4,199	5,289

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	4.650%	7/30/45	1,930	2,312
	Citigroup Inc.	4.750%	5/18/46	4,368	5,162
[3]	Citigroup Inc.	4.281%	4/24/48	500	584
	Citigroup Inc.	4.650%	7/23/48	3,525	4,326
[3,4]	Citizens Financial Group Inc.	2.638%	9/30/32	1,925	1,842
	CME Group Inc.	5.300%	9/15/43	2,265	3,096
	CME Group Inc.	4.150%	6/15/48	1,125	1,348
[3]	Cooperatieve Rabobank UA	5.250%	5/24/41	2,364	3,058
	Cooperatieve Rabobank UA	5.750%	12/1/43	2,055	2,753
	Cooperatieve Rabobank UA	5.250%	8/4/45	4,491	5,775
	Credit Suisse Group AG	4.875%	5/15/45	4,745	5,605
	Credit Suisse USA Inc.	7.125%	7/15/32	1,843	2,586
	Equitable Holdings Inc.	5.000%	4/20/48	4,110	4,977
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	1,120	1,343
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	2,000	1,952
	Fifth Third Bancorp	8.250%	3/1/38	2,901	4,690
[3]	First Republic Bank	4.375%	8/1/46	850	971
[3]	First Republic Bank	4.625%	2/13/47	900	1,066
	GATX Corp.	1.900%	6/1/31	1,500	1,381
	GATX Corp.	5.200%	3/15/44	650	794
	GATX Corp.	3.100%	6/1/51	650	588
[3,4]	GE Capital Funding LLC	4.550%	5/15/32	2,810	3,225
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	26,156	29,942
	Global Payments Inc.	4.150%	8/15/49	1,759	1,905
	Goldman Sachs Capital I	6.345%	2/15/34	1,784	2,371
	Goldman Sachs Group Inc.	6.125%	2/15/33	2,958	3,931
	Goldman Sachs Group Inc.	6.450%	5/1/36	1,717	2,327
	Goldman Sachs Group Inc.	6.750%	10/1/37	14,162	19,971
[3]	Goldman Sachs Group Inc.	4.017%	10/31/38	485	540
[3]	Goldman Sachs Group Inc.	4.411%	4/23/39	7,416	8,640
	Goldman Sachs Group Inc.	6.250%	2/1/41	7,105	10,078
[3]	Goldman Sachs Group Inc.	4.800%	7/8/44	3,957	4,849
	Goldman Sachs Group Inc.	5.150%	5/22/45	2,900	3,629
	Goldman Sachs Group Inc.	4.750%	10/21/45	3,354	4,113
	Hartford Financial Services Group Inc.	5.950%	10/15/36	950	1,251
	Hartford Financial Services Group Inc.	6.100%	10/1/41	1,612	2,206
	Hartford Financial Services Group Inc.	4.300%	4/15/43	885	1,003
	Hartford Financial Services Group Inc.	3.600%	8/19/49	1,100	1,134
[3]	HSBC Bank USA NA	5.875%	11/1/34	1,653	2,127
[3]	HSBC Bank USA NA	7.000%	1/15/39	1,050	1,555
[3]	HSBC Holdings plc	7.625%	5/17/32	999	1,381
	HSBC Holdings plc	6.500%	5/2/36	4,326	5,672
	HSBC Holdings plc	6.500%	9/15/37	7,445	9,909
	HSBC Holdings plc	6.800%	6/1/38	200	275
	HSBC Holdings plc	6.100%	1/14/42	3,445	4,721
	HSBC Holdings plc	5.250%	3/14/44	5,780	7,047
[5]	ING Groep NV	2.727%	4/1/32	1,000	994
	Intercontinental Exchange Inc.	1.850%	9/15/32	2,898	2,653
	Intercontinental Exchange Inc.	2.650%	9/15/40	1,850	1,710
	Intercontinental Exchange Inc.	4.250%	9/21/48	2,050	2,277
	Intercontinental Exchange Inc.	3.000%	6/15/50	3,250	3,028
	Intercontinental Exchange Inc.	3.000%	9/15/60	4,000	3,547
	Invesco Finance plc	5.375%	11/30/43	1,025	1,266
	Jefferies Group LLC	2.750%	10/15/32	875	861
	Jefferies Group LLC	6.250%	1/15/36	1,200	1,547
	Jefferies Group LLC	6.500%	1/20/43	1,025	1,317
	JPMorgan Chase & Co.	6.400%	5/15/38	3,897	5,498

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	JPMorgan Chase & Co.	3.882%	7/24/38	6,505	7,191
	JPMorgan Chase & Co.	5.500%	10/15/40	4,195	5,503
[3]	JPMorgan Chase & Co.	3.109%	4/22/41	5,525	5,499
	JPMorgan Chase & Co.	5.600%	7/15/41	4,050	5,387
	JPMorgan Chase & Co.	2.525%	11/19/41	100	92
	JPMorgan Chase & Co.	5.400%	1/6/42	2,593	3,427
	JPMorgan Chase & Co.	5.625%	8/16/43	2,328	3,085
	JPMorgan Chase & Co.	4.850%	2/1/44	2,776	3,474
	JPMorgan Chase & Co.	4.950%	6/1/45	4,864	6,109
[3]	JPMorgan Chase & Co.	4.260%	2/22/48	5,630	6,545
[3]	JPMorgan Chase & Co.	4.032%	7/24/48	4,630	5,200
[3]	JPMorgan Chase & Co.	3.964%	11/15/48	7,793	8,586
[3]	JPMorgan Chase & Co.	3.897%	1/23/49	3,135	3,445
[3]	JPMorgan Chase & Co.	3.109%	4/22/51	5,834	5,713
	Legg Mason Inc.	5.625%	1/15/44	1,850	2,444
	Lincoln National Corp.	3.400%	1/15/31	100	106
	Lincoln National Corp.	6.300%	10/9/37	755	1,002
	Lincoln National Corp.	7.000%	6/15/40	530	766
	Lincoln National Corp.	4.350%	3/1/48	1,575	1,750
	Lincoln National Corp.	4.375%	6/15/50	980	1,102
	Lloyds Banking Group plc	5.300%	12/1/45	955	1,175
	Lloyds Banking Group plc	4.344%	1/9/48	4,535	4,951
	Loews Corp.	6.000%	2/1/35	1,075	1,419
	Loews Corp.	4.125%	5/15/43	1,090	1,173
	Manulife Financial Corp.	5.375%	3/4/46	1,246	1,643
	Markel Corp.	5.000%	4/5/46	1,790	2,178
	Markel Corp.	4.300%	11/1/47	622	693
	Markel Corp.	5.000%	5/20/49	926	1,132
	Markel Corp.	4.150%	9/17/50	1,250	1,369
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	2,095	2,730
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	2,170	2,665
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	1,925	2,243
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	760	869
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	879	1,116
	Mastercard Inc.	3.800%	11/21/46	1,050	1,158
	Mastercard Inc.	3.950%	2/26/48	1,400	1,575
	Mastercard Inc.	3.650%	6/1/49	1,821	2,008
	Mastercard Inc.	3.850%	3/26/50	4,350	4,935
	Mastercard Inc.	2.950%	3/15/51	1,500	1,477
	MetLife Inc.	6.500%	12/15/32	1,775	2,476
	MetLife Inc.	6.375%	6/15/34	1,122	1,576
	MetLife Inc.	5.700%	6/15/35	3,752	5,065
[3]	MetLife Inc.	6.400%	12/15/36	2,420	3,049
[3]	MetLife Inc.	10.750%	8/1/39	1,040	1,747
	MetLife Inc.	5.875%	2/6/41	1,648	2,257
	MetLife Inc.	4.125%	8/13/42	775	872
	MetLife Inc.	4.875%	11/13/43	1,286	1,617
	MetLife Inc.	4.721%	12/15/44	1,275	1,572
	MetLife Inc.	4.050%	3/1/45	2,133	2,395
	MetLife Inc.	4.600%	5/13/46	1,200	1,463
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	872	989
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	1,245	1,397
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	2,225	2,383
[3]	Mizuho Financial Group Inc.	2.591%	5/25/31	800	800
	Morgan Stanley	7.250%	4/1/32	2,375	3,333
[3]	Morgan Stanley	1.928%	4/28/32	4,550	4,297
[3]	Morgan Stanley	3.971%	7/22/38	2,610	2,920
[3]	Morgan Stanley	4.457%	4/22/39	2,672	3,121

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	6.375%	7/24/42	3,085	4,485
	Morgan Stanley	4.300%	1/27/45	8,584	10,091
	Morgan Stanley	4.375%	1/22/47	3,288	3,927
[3]	Morgan Stanley	5.597%	3/24/51	6,483	9,076
[3]	Morgan Stanley	2.802%	1/25/52	4,825	4,439
	Nasdaq Inc.	2.500%	12/21/40	1,100	966
	Nasdaq Inc.	3.250%	4/28/50	2,190	2,061
[3]	Nationwide Financial Services Inc.	6.750%	5/15/37	825	980
	PayPal Holdings Inc.	3.250%	6/1/50	2,600	2,586
	Principal Financial Group Inc.	4.625%	9/15/42	1,245	1,442
	Principal Financial Group Inc.	4.350%	5/15/43	1,207	1,360
	Principal Financial Group Inc.	4.300%	11/15/46	1,330	1,496
	Progressive Corp.	4.350%	4/25/44	2,305	2,702
	Progressive Corp.	4.125%	4/15/47	2,213	2,546
	Progressive Corp.	4.200%	3/15/48	1,435	1,671
	Progressive Corp.	3.950%	3/26/50	800	902
[3]	Prudential Financial Inc.	5.750%	7/15/33	550	710
[3]	Prudential Financial Inc.	5.700%	12/14/36	1,490	2,014
[3]	Prudential Financial Inc.	6.625%	12/1/37	868	1,229
[3]	Prudential Financial Inc.	3.000%	3/10/40	1,066	1,041
[3]	Prudential Financial Inc.	6.625%	6/21/40	749	1,074
[3]	Prudential Financial Inc.	6.200%	11/15/40	960	1,257
[3]	Prudential Financial Inc.	5.100%	8/15/43	1,195	1,365
[3]	Prudential Financial Inc.	4.600%	5/15/44	728	868
	Prudential Financial Inc.	3.905%	12/7/47	3,950	4,230
	Prudential Financial Inc.	3.935%	12/7/49	2,693	2,948
[3]	Prudential Financial Inc.	4.350%	2/25/50	1,075	1,226
[3]	Prudential Financial Inc.	3.700%	3/13/51	1,039	1,099
	Raymond James Financial Inc.	4.950%	7/15/46	2,595	3,212
[5]	Raymond James Financial Inc.	3.750%	4/1/51	1,000	1,032
[3]	Regions Bank	6.450%	6/26/37	1,150	1,537
	Regions Financial Corp.	7.375%	12/10/37	1,000	1,452
	Selective Insurance Group Inc.	5.375%	3/1/49	600	706
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	1,900	1,679
	SVB Financial Group	1.800%	2/2/31	88	81
	Transatlantic Holdings Inc.	8.000%	11/30/39	770	1,128
	Travelers Cos. Inc.	6.750%	6/20/36	1,050	1,518
[3]	Travelers Cos. Inc.	6.250%	6/15/37	1,790	2,512
	Travelers Cos. Inc.	5.350%	11/1/40	1,805	2,388
	Travelers Cos. Inc.	4.600%	8/1/43	1,938	2,370
	Travelers Cos. Inc.	4.300%	8/25/45	925	1,084
	Travelers Cos. Inc.	3.750%	5/15/46	785	859
	Travelers Cos. Inc.	4.000%	5/30/47	625	710
	Travelers Cos. Inc.	4.050%	3/7/48	900	1,031
	Travelers Cos. Inc.	4.100%	3/4/49	1,650	1,930
	Travelers Cos. Inc.	2.550%	4/27/50	945	854
	Travelers Property Casualty Corp.	6.375%	3/15/33	1,118	1,539
	Unum Group	5.750%	8/15/42	1,200	1,397
	Unum Group	4.500%	12/15/49	1,100	1,102
	Visa Inc.	4.150%	12/14/35	4,192	4,919
	Visa Inc.	2.700%	4/15/40	1,605	1,556
	Visa Inc.	4.300%	12/14/45	5,656	6,827
	Visa Inc.	3.650%	9/15/47	3,680	4,023
	Visa Inc.	2.000%	8/15/50	4,783	3,869
	Voya Financial Inc.	5.700%	7/15/43	1,225	1,586
	Voya Financial Inc.	4.800%	6/15/46	700	818
	W R Berkley Corp.	4.750%	8/1/44	1,480	1,723
	W R Berkley Corp.	3.550%	3/30/52	100	100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wachovia Corp.	7.500%	4/15/35	1,490	2,028
	Wachovia Corp.	5.500%	8/1/35	1,697	2,107
[3]	Wells Fargo & Co.	5.950%	12/15/36	1,002	1,329
[3]	Wells Fargo & Co.	3.068%	4/30/41	9,450	9,267
	Wells Fargo & Co.	5.375%	11/2/43	5,596	6,959
	Wells Fargo & Co.	5.606%	1/15/44	4,770	6,044
[3]	Wells Fargo & Co.	4.650%	11/4/44	6,028	6,942
	Wells Fargo & Co.	3.900%	5/1/45	5,651	6,222
[3]	Wells Fargo & Co.	4.900%	11/17/45	4,947	5,915
[3]	Wells Fargo & Co.	4.400%	6/14/46	4,106	4,567
[3]	Wells Fargo & Co.	4.750%	12/7/46	4,566	5,394
[3]	Wells Fargo & Co.	5.013%	4/4/51	10,342	13,270
	Wells Fargo Bank NA	5.950%	8/26/36	53	69
[3]	Wells Fargo Bank NA	5.850%	2/1/37	2,671	3,507
[3]	Wells Fargo Bank NA	6.600%	1/15/38	2,204	3,131
	Western Union Co.	6.200%	11/17/36	1,500	1,854
	Westpac Banking Corp.	4.421%	7/24/39	1,484	1,676
	Westpac Banking Corp.	2.963%	11/16/40	3,925	3,644
	Willis North America Inc.	5.050%	9/15/48	950	1,177
	Willis North America Inc.	3.875%	9/15/49	2,025	2,149
	XLIT Ltd.	5.250%	12/15/43	950	1,236
	XLIT Ltd.	5.500%	3/31/45	900	1,150
					812,024
Health Care (7.7%)
	Abbott Laboratories	4.750%	11/30/36	4,525	5,577
	Abbott Laboratories	6.150%	11/30/37	2,878	4,118
	Abbott Laboratories	6.000%	4/1/39	1,570	2,230
	Abbott Laboratories	5.300%	5/27/40	1,058	1,391
	Abbott Laboratories	4.750%	4/15/43	1,075	1,351
	Abbott Laboratories	4.900%	11/30/46	5,259	6,854
	AbbVie Inc.	4.550%	3/15/35	6,073	7,015
	AbbVie Inc.	4.500%	5/14/35	9,027	10,501
	AbbVie Inc.	4.300%	5/14/36	6,393	7,332
	AbbVie Inc.	4.050%	11/21/39	4,800	5,237
	AbbVie Inc.	4.625%	10/1/42	2,825	3,229
	AbbVie Inc.	4.400%	11/6/42	1,948	2,258
	AbbVie Inc.	4.850%	6/15/44	2,985	3,524
	AbbVie Inc.	4.750%	3/15/45	1,362	1,618
	AbbVie Inc.	4.700%	5/14/45	4,865	5,765
	AbbVie Inc.	4.450%	5/14/46	4,525	5,234
	AbbVie Inc.	4.875%	11/14/48	3,895	4,761
	AbbVie Inc.	4.250%	11/21/49	13,511	15,288
	Adventist Health System	3.630%	3/1/49	725	749
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	1,350	1,626
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	650	670
[3]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	440	425
	Aetna Inc.	6.625%	6/15/36	1,164	1,627
	Aetna Inc.	6.750%	12/15/37	1,150	1,620
	Aetna Inc.	4.500%	5/15/42	1,825	2,069
	Aetna Inc.	4.125%	11/15/42	1,950	2,107
	Aetna Inc.	4.750%	3/15/44	1,723	2,006
	Aetna Inc.	3.875%	8/15/47	2,165	2,292
	AHS Hospital Corp.	5.024%	7/1/45	1,125	1,439
[3]	AHS Hospital Corp.	2.780%	7/1/51	1,050	968
[3]	Allina Health System	3.887%	4/15/49	1,000	1,088
	AmerisourceBergen Corp.	4.250%	3/1/45	1,500	1,643
	AmerisourceBergen Corp.	4.300%	12/15/47	1,370	1,510
	Amgen Inc.	3.150%	2/21/40	6,924	6,870

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	4.950%	10/1/41	4,070	5,035
	Amgen Inc.	5.150%	11/15/41	1,526	1,912
	Amgen Inc.	4.400%	5/1/45	5,361	6,200
	Amgen Inc.	4.563%	6/15/48	2,602	3,109
	Amgen Inc.	3.375%	2/21/50	5,200	5,207
	Amgen Inc.	4.663%	6/15/51	6,128	7,432
[3,4]	Amgen Inc.	2.770%	9/1/53	5,496	4,919
	Anthem Inc.	5.950%	12/15/34	1,350	1,781
	Anthem Inc.	5.850%	1/15/36	500	639
	Anthem Inc.	6.375%	6/15/37	826	1,113
	Anthem Inc.	4.625%	5/15/42	2,724	3,219
	Anthem Inc.	4.650%	1/15/43	2,446	2,867
	Anthem Inc.	5.100%	1/15/44	2,570	3,158
	Anthem Inc.	4.650%	8/15/44	2,422	2,812
	Anthem Inc.	4.375%	12/1/47	3,202	3,653
	Anthem Inc.	4.550%	3/1/48	2,339	2,738
	Anthem Inc.	3.700%	9/15/49	275	284
	Anthem Inc.	3.125%	5/15/50	2,455	2,318
	Anthem Inc.	4.850%	8/15/54	500	594
[3]	Ascension Health	3.106%	11/15/39	2,900	2,969
	Ascension Health	3.945%	11/15/46	2,417	2,755
[3]	Ascension Health	4.847%	11/15/53	679	899
	AstraZeneca plc	6.450%	9/15/37	5,107	7,281
	AstraZeneca plc	4.000%	9/18/42	760	847
	AstraZeneca plc	4.375%	11/16/45	2,943	3,416
	AstraZeneca plc	4.375%	8/17/48	3,225	3,801
	AstraZeneca plc	2.125%	8/6/50	2,187	1,778
[3]	Banner Health	3.181%	1/1/50	1,050	1,047
	Banner Health	2.913%	1/1/51	375	344
[3]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,166	1,183
	Baxalta Inc.	5.250%	6/23/45	3,525	4,400
[3,4]	Baxter International Inc.	1.730%	4/1/31	1,575	1,473
	Baxter International Inc.	3.500%	8/15/46	1,000	1,020
[3]	BayCare Health System Inc.	3.831%	11/15/50	1,300	1,477
	Baylor Scott & White Holdings	4.185%	11/15/45	645	752
	Baylor Scott & White Holdings	3.967%	11/15/46	1,116	1,254
[3]	Baylor Scott & White Holdings	2.839%	11/15/50	1,520	1,422
	Becton Dickinson & Co.	4.685%	12/15/44	2,741	3,228
	Becton Dickinson & Co.	4.669%	6/6/47	4,131	4,899
	Becton Dickinson & Co.	3.794%	5/20/50	200	212
	Biogen Inc.	3.150%	5/1/50	3,990	3,670
[3,4]	Biogen Inc.	3.250%	2/15/51	3,361	3,185
[3]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	500	481
[3]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	825	808
	Boston Scientific Corp.	7.000%	11/15/35	500	691
	Boston Scientific Corp.	4.550%	3/1/39	1,858	2,165
	Boston Scientific Corp.	7.375%	1/15/40	1,004	1,522
	Boston Scientific Corp.	4.700%	3/1/49	2,875	3,505
	Bristol-Myers Squibb Co.	4.125%	6/15/39	4,465	5,189
	Bristol-Myers Squibb Co.	2.350%	11/13/40	1,975	1,788
	Bristol-Myers Squibb Co.	3.250%	8/1/42	354	360
	Bristol-Myers Squibb Co.	4.500%	3/1/44	864	1,046
	Bristol-Myers Squibb Co.	4.625%	5/15/44	2,906	3,568
	Bristol-Myers Squibb Co.	5.000%	8/15/45	5,869	7,457
	Bristol-Myers Squibb Co.	4.350%	11/15/47	3,249	3,863
	Bristol-Myers Squibb Co.	4.550%	2/20/48	3,758	4,603
	Bristol-Myers Squibb Co.	4.250%	10/26/49	6,588	7,760
	Bristol-Myers Squibb Co.	2.550%	11/13/50	2,225	1,928

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cardinal Health Inc.	4.600%	3/15/43	1,285	1,395
	Cardinal Health Inc.	4.500%	11/15/44	1,000	1,070
	Cardinal Health Inc.	4.900%	9/15/45	1,091	1,241
	Cardinal Health Inc.	4.368%	6/15/47	857	925
[3]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	1,000	969
	Children's Health System of Texas	2.511%	8/15/50	1,150	1,025
[3]	Children's Hospital	2.928%	7/15/50	750	689
[3]	Children's Hospital Corp.	4.115%	1/1/47	1,000	1,186
[3]	Children's Hospital Corp.	2.585%	2/1/50	675	610
	Children's Hospital Medical Center	4.268%	5/15/44	975	1,137
[3]	Children's Hospital of Philadelphia	2.704%	7/1/50	700	642
	Cigna Corp.	4.800%	8/15/38	5,772	6,876
	Cigna Corp.	3.200%	3/15/40	1,533	1,526
[3]	Cigna Corp.	6.125%	11/15/41	2,420	3,242
[3]	Cigna Corp.	4.800%	7/15/46	5,740	6,795
[3]	Cigna Corp.	3.875%	10/15/47	3,090	3,211
	Cigna Corp.	4.900%	12/15/48	1,297	1,590
	Cigna Corp.	3.400%	3/15/50	2,875	2,842
	Cigna Corp.	3.400%	3/15/51	1,000	991
[3]	City of Hope	5.623%	11/15/43	975	1,316
[3]	City of Hope	4.378%	8/15/48	505	587
[3]	CommonSpirit Health	4.350%	11/1/42	2,910	3,218
	CommonSpirit Health	3.817%	10/1/49	650	690
	CommonSpirit Health	4.187%	10/1/49	2,350	2,535
	CommonSpirit Health	3.910%	10/1/50	950	968
[3]	Community Health Network Inc.	3.099%	5/1/50	1,000	929
[3]	Cottage Health Obligated Group	3.304%	11/1/49	1,000	1,020
	CVS Health Corp.	4.875%	7/20/35	1,853	2,179
	CVS Health Corp.	4.780%	3/25/38	9,898	11,674
	CVS Health Corp.	6.125%	9/15/39	2,350	3,136
	CVS Health Corp.	4.125%	4/1/40	2,114	2,322
	CVS Health Corp.	2.700%	8/21/40	1,150	1,062
	CVS Health Corp.	5.300%	12/5/43	3,925	4,824
	CVS Health Corp.	5.125%	7/20/45	7,716	9,446
	CVS Health Corp.	5.050%	3/25/48	18,410	22,593
	CVS Health Corp.	4.250%	4/1/50	1,675	1,895
	Danaher Corp.	4.375%	9/15/45	2,202	2,551
	Danaher Corp.	2.600%	10/1/50	1,875	1,655
[3]	Dartmouth-Hitchcock Health	4.178%	8/1/48	675	746
	DH Europe Finance II Sarl	3.250%	11/15/39	875	889
	DH Europe Finance II Sarl	3.400%	11/15/49	2,275	2,299
	Dignity Health	4.500%	11/1/42	1,425	1,622
	Dignity Health	5.267%	11/1/64	1,165	1,439
[3]	Duke University Health System Inc.	3.920%	6/1/47	1,995	2,257
	Eli Lilly & Co.	3.950%	3/15/49	6,075	6,842
	Eli Lilly & Co.	2.250%	5/15/50	4,360	3,721
	Eli Lilly & Co.	4.150%	3/15/59	2,155	2,552
	Eli Lilly & Co.	2.500%	9/15/60	840	713
[3]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	675	728
	Gilead Sciences Inc.	4.600%	9/1/35	1,889	2,217
	Gilead Sciences Inc.	4.000%	9/1/36	1,133	1,248
	Gilead Sciences Inc.	2.600%	10/1/40	850	781
	Gilead Sciences Inc.	5.650%	12/1/41	2,931	3,900
	Gilead Sciences Inc.	4.800%	4/1/44	3,992	4,743
	Gilead Sciences Inc.	4.500%	2/1/45	3,400	3,973
	Gilead Sciences Inc.	4.750%	3/1/46	8,372	10,103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gilead Sciences Inc.	2.800%	10/1/50	3,600	3,218
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,725	2,266
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	4,815	7,010
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,887	2,210
[3]	Hackensack Meridian Health Inc.	2.675%	9/1/41	1,400	1,313
	Hackensack Meridian Health Inc.	4.211%	7/1/48	1,070	1,257
[3]	Hackensack Meridian Health Inc.	2.875%	9/1/50	800	742
	Hackensack Meridian Health Inc.	4.500%	7/1/57	600	743
[3]	Hartford HealthCare Corp.	3.447%	7/1/54	1,300	1,270
	HCA Inc.	5.125%	6/15/39	2,883	3,460
	HCA Inc.	5.500%	6/15/47	1,050	1,295
	HCA Inc.	5.250%	6/15/49	3,705	4,529
	Humana Inc.	4.625%	12/1/42	900	1,043
	Humana Inc.	4.950%	10/1/44	1,787	2,150
	Humana Inc.	4.800%	3/15/47	1,575	1,885
	Humana Inc.	3.950%	8/15/49	950	1,019
	IHC Health Services Inc.	4.131%	5/15/48	1,075	1,275
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	1,320	1,509
[3]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	1,125	1,191
[3]	Iowa Health System	3.665%	2/15/50	900	950
	Johns Hopkins Health System Corp.	3.837%	5/15/46	1,408	1,573
	Johnson & Johnson	4.950%	5/15/33	1,005	1,282
	Johnson & Johnson	4.375%	12/5/33	2,334	2,814
	Johnson & Johnson	3.550%	3/1/36	2,409	2,687
	Johnson & Johnson	3.625%	3/3/37	5,062	5,666
	Johnson & Johnson	5.950%	8/15/37	1,510	2,117
	Johnson & Johnson	3.400%	1/15/38	2,126	2,331
	Johnson & Johnson	5.850%	7/15/38	965	1,342
	Johnson & Johnson	2.100%	9/1/40	5,275	4,731
	Johnson & Johnson	4.500%	9/1/40	990	1,219
	Johnson & Johnson	4.850%	5/15/41	1,100	1,400
	Johnson & Johnson	4.500%	12/5/43	804	991
	Johnson & Johnson	3.700%	3/1/46	833	939
	Johnson & Johnson	3.750%	3/3/47	2,925	3,334
	Johnson & Johnson	3.500%	1/15/48	1,318	1,427
	Johnson & Johnson	2.250%	9/1/50	3,670	3,267
	Johnson & Johnson	2.450%	9/1/60	3,055	2,708
	Kaiser Foundation Hospitals	4.875%	4/1/42	1,441	1,832
	Kaiser Foundation Hospitals	4.150%	5/1/47	2,543	2,975
[3]	Kaiser Foundation Hospitals	3.266%	11/1/49	2,100	2,163
	Koninklijke Philips NV	6.875%	3/11/38	1,300	1,907
	Koninklijke Philips NV	5.000%	3/15/42	960	1,219
	Laboratory Corp. of America Holdings	4.700%	2/1/45	2,499	2,829
[3]	Mass General Brigham Inc.	3.765%	7/1/48	276	302
[3]	Mass General Brigham Inc.	3.192%	7/1/49	1,625	1,623
[3]	Mass General Brigham Inc.	4.117%	7/1/55	125	143
[3]	Mass General Brigham Inc.	3.342%	7/1/60	1,575	1,602
[3]	Mayo Clinic	3.774%	11/15/43	675	744
[3]	Mayo Clinic	4.000%	11/15/47	500	586
[3]	Mayo Clinic	4.128%	11/15/52	1,000	1,199
[3,5]	Mayo Clinic	3.196%	11/15/61	1,500	1,480
	McKesson Corp.	6.000%	3/1/41	600	769
[3]	McLaren Health Care Corp.	4.386%	5/15/48	875	1,034
[3]	MedStar Health Inc.	3.626%	8/15/49	750	774
	Medtronic Inc.	4.375%	3/15/35	4,259	5,110
	Medtronic Inc.	4.625%	3/15/45	4,100	5,186
	Memorial Health Services	3.447%	11/1/49	1,000	1,051
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	950	1,221

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	750	715
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	1,420	1,663
[3]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,198	1,438
	Merck & Co. Inc.	6.500%	12/1/33	675	971
	Merck & Co. Inc.	3.900%	3/7/39	677	770
	Merck & Co. Inc.	2.350%	6/24/40	4,550	4,218
	Merck & Co. Inc.	3.600%	9/15/42	4,262	4,606
	Merck & Co. Inc.	4.150%	5/18/43	1,309	1,539
	Merck & Co. Inc.	3.700%	2/10/45	2,205	2,419
	Merck & Co. Inc.	4.000%	3/7/49	3,305	3,807
	Merck & Co. Inc.	2.450%	6/24/50	6,384	5,650
[3]	Methodist Hospital	2.705%	12/1/50	1,375	1,272
[3]	MidMichigan Health	3.409%	6/1/50	756	751
[3]	Montefiore Obligated Group	5.246%	11/1/48	1,575	1,798
	Montefiore Obligated Group	4.287%	9/1/50	650	665
[3]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	1,150	1,227
[3]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	1,450	1,484
[3]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	500	491
	MultiCare Health System	2.803%	8/15/50	775	708
	Mylan Inc.	5.400%	11/29/43	1,350	1,582
	Mylan Inc.	5.200%	4/15/48	2,000	2,303
	New York & Presbyterian Hospital	2.256%	8/1/40	925	834
	New York & Presbyterian Hospital	4.024%	8/1/45	1,455	1,674
	New York & Presbyterian Hospital	4.063%	8/1/56	575	676
	New York & Presbyterian Hospital	2.606%	8/1/60	775	677
[3]	New York & Presbyterian Hospital	3.954%	8/1/19	1,700	1,826
	Northwell Healthcare Inc.	3.979%	11/1/46	1,250	1,339
	Northwell Healthcare Inc.	4.260%	11/1/47	1,875	2,091
	Northwell Healthcare Inc.	3.809%	11/1/49	1,025	1,066
	Novartis Capital Corp.	3.700%	9/21/42	1,375	1,516
	Novartis Capital Corp.	4.400%	5/6/44	4,108	4,991
	Novartis Capital Corp.	4.000%	11/20/45	1,801	2,077
	Novartis Capital Corp.	2.750%	8/14/50	2,875	2,718
[3]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	885	786
[3]	NYU Langone Hospitals	5.750%	7/1/43	1,025	1,397
	NYU Langone Hospitals	4.784%	7/1/44	1,288	1,568
[3]	NYU Langone Hospitals	4.368%	7/1/47	950	1,075
[3]	NYU Langone Hospitals	3.380%	7/1/55	1,000	970
[3]	OhioHealth Corp.	3.042%	11/15/50	1,200	1,192
	Orlando Health Obligated Group	4.089%	10/1/48	1,050	1,178
	Orlando Health Obligated Group	3.327%	10/1/50	500	491
[3]	PeaceHealth Obligated Group	4.787%	11/15/48	1,250	1,568
[3]	PeaceHealth Obligated Group	3.218%	11/15/50	500	488
	PerkinElmer Inc.	3.625%	3/15/51	1,000	1,031
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	936	920
	Pfizer Inc.	4.000%	12/15/36	4,762	5,414
	Pfizer Inc.	4.100%	9/15/38	2,380	2,727
	Pfizer Inc.	3.900%	3/15/39	1,525	1,734
	Pfizer Inc.	7.200%	3/15/39	7,558	11,760
	Pfizer Inc.	2.550%	5/28/40	250	237
	Pfizer Inc.	5.600%	9/15/40	488	662
	Pfizer Inc.	4.300%	6/15/43	1,932	2,251
	Pfizer Inc.	4.400%	5/15/44	2,545	3,033
	Pfizer Inc.	4.125%	12/15/46	1,825	2,129
	Pfizer Inc.	4.200%	9/15/48	1,525	1,774
	Pfizer Inc.	4.000%	3/15/49	1,700	1,962
	Pfizer Inc.	2.700%	5/28/50	4,350	4,057

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	1,450	1,544
	Quest Diagnostics Inc.	2.800%	6/30/31	500	507
	Quest Diagnostics Inc.	4.700%	3/30/45	769	880
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	1,070	898
[3,4]	Royalty Pharma plc	3.300%	9/2/40	1,625	1,571
[3,4]	Royalty Pharma plc	3.550%	9/2/50	2,964	2,849
	RWJ Barnabas Health Inc.	3.949%	7/1/46	1,150	1,250
	RWJ Barnabas Health Inc.	3.477%	7/1/49	762	771
[3]	Seattle Children's Hospital	2.719%	10/1/50	1,100	1,017
[3]	Sharp HealthCare	2.680%	8/1/50	725	653
[3]	Spectrum Health System Obligated Group	3.487%	7/15/49	1,075	1,104
[3]	Stanford Health Care	3.795%	11/15/48	1,650	1,835
[5]	STERIS Irish FinCo UnLtd Co.	3.750%	3/15/51	1,000	1,003
	Stryker Corp.	4.100%	4/1/43	1,195	1,333
	Stryker Corp.	4.375%	5/15/44	1,100	1,275
	Stryker Corp.	4.625%	3/15/46	2,000	2,417
	Stryker Corp.	2.900%	6/15/50	1,700	1,609
[3]	Sutter Health	3.161%	8/15/40	500	498
[3]	Sutter Health	4.091%	8/15/48	1,375	1,530
[3]	Sutter Health	3.361%	8/15/50	1,250	1,236
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	2,550	2,461
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	3,100	2,953
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	2,451	2,354
	Texas Health Resources	2.328%	11/15/50	825	673
[3]	Texas Health Resources	4.330%	11/15/55	750	910
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	638	838
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	1,026	1,201
	Toledo Hospital	5.750%	11/15/38	950	1,108
	Toledo Hospital	6.015%	11/15/48	1,200	1,442
[3]	Trinity Health Corp.	2.632%	12/1/40	500	468
	Trinity Health Corp.	4.125%	12/1/45	1,300	1,500
[3]	Trinity Health Corp.	3.434%	12/1/48	1,005	1,044
	UnitedHealth Group Inc.	4.625%	7/15/35	2,096	2,531
	UnitedHealth Group Inc.	5.800%	3/15/36	1,970	2,640
	UnitedHealth Group Inc.	6.500%	6/15/37	2,935	4,246
	UnitedHealth Group Inc.	6.625%	11/15/37	1,465	2,153
	UnitedHealth Group Inc.	6.875%	2/15/38	1,336	1,989
	UnitedHealth Group Inc.	3.500%	8/15/39	2,016	2,173
	UnitedHealth Group Inc.	2.750%	5/15/40	1,518	1,489
	UnitedHealth Group Inc.	5.700%	10/15/40	446	608
	UnitedHealth Group Inc.	5.950%	2/15/41	1,300	1,793
	UnitedHealth Group Inc.	4.625%	11/15/41	2,317	2,799
	UnitedHealth Group Inc.	4.375%	3/15/42	1,860	2,167
	UnitedHealth Group Inc.	3.950%	10/15/42	2,792	3,151
	UnitedHealth Group Inc.	4.250%	3/15/43	2,383	2,799
	UnitedHealth Group Inc.	4.750%	7/15/45	1,357	1,703
	UnitedHealth Group Inc.	4.200%	1/15/47	1,418	1,650
	UnitedHealth Group Inc.	4.250%	4/15/47	1,152	1,329
	UnitedHealth Group Inc.	3.750%	10/15/47	2,220	2,384
	UnitedHealth Group Inc.	4.250%	6/15/48	3,849	4,465
	UnitedHealth Group Inc.	4.450%	12/15/48	4,183	5,037
	UnitedHealth Group Inc.	3.700%	8/15/49	1,860	1,972
	UnitedHealth Group Inc.	2.900%	5/15/50	3,170	3,066
	UnitedHealth Group Inc.	3.875%	8/15/59	2,145	2,361
	UnitedHealth Group Inc.	3.125%	5/15/60	2,010	1,947
	Utah Acquisition Sub Inc.	5.250%	6/15/46	2,665	3,132
[3,4]	Viatris Inc.	3.850%	6/22/40	3,485	3,565
[3,4]	Viatris Inc.	4.000%	6/22/50	4,701	4,793

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	West Virginia United Health System Obligated Group	3.129%	6/1/50	500	470
[3]	Willis-Knighton Medical Center	3.065%	3/1/51	1,925	1,823
	Wyeth LLC	6.500%	2/1/34	2,741	3,910
	Wyeth LLC	6.000%	2/15/36	890	1,217
	Wyeth LLC	5.950%	4/1/37	2,610	3,633
[3]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	1,000	867
	Zimmer Biomet Holdings Inc.	4.250%	8/15/35	413	434
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	1,020	1,317
	Zoetis Inc.	4.700%	2/1/43	2,866	3,449
	Zoetis Inc.	3.950%	9/12/47	1,471	1,622
	Zoetis Inc.	4.450%	8/20/48	1,194	1,422
	Zoetis Inc.	3.000%	5/15/50	800	769
					803,848
Industrials (4.8%)
[3]	3M Co.	5.700%	3/15/37	525	691
[3]	3M Co.	3.875%	6/15/44	520	571
[3]	3M Co.	3.125%	9/19/46	1,450	1,425
[3]	3M Co.	3.625%	10/15/47	2,155	2,310
[3]	3M Co.	4.000%	9/14/48	1,225	1,388
	3M Co.	3.250%	8/26/49	2,750	2,791
	3M Co.	3.700%	4/15/50	2,173	2,359
	Boeing Co.	6.125%	2/15/33	1,652	2,011
	Boeing Co.	3.600%	5/1/34	3,025	3,024
	Boeing Co.	3.250%	2/1/35	560	542
	Boeing Co.	6.625%	2/15/38	1,308	1,642
	Boeing Co.	3.550%	3/1/38	850	818
	Boeing Co.	3.500%	3/1/39	1,525	1,452
	Boeing Co.	6.875%	3/15/39	1,523	2,031
	Boeing Co.	5.875%	2/15/40	1,770	2,140
	Boeing Co.	5.705%	5/1/40	8,550	10,460
	Boeing Co.	3.375%	6/15/46	1,320	1,170
	Boeing Co.	3.650%	3/1/47	2,015	1,827
	Boeing Co.	3.625%	3/1/48	1,125	1,029
	Boeing Co.	3.850%	11/1/48	770	745
	Boeing Co.	3.900%	5/1/49	1,500	1,452
	Boeing Co.	3.750%	2/1/50	2,300	2,195
	Boeing Co.	5.805%	5/1/50	11,205	14,125
	Boeing Co.	3.825%	3/1/59	1,165	1,081
	Boeing Co.	3.950%	8/1/59	1,015	975
	Boeing Co.	5.930%	5/1/60	6,240	7,989
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	644	889
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	1,100	1,518
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	807	1,083
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,169	1,453
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	2,073	2,676
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,732	2,137
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,585	1,836
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	1,155	1,339
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	1,681	1,982
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	1,110	1,415
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,775	2,221
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,345	1,598
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	2,130	2,408
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	1,992	2,439
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	1,986	2,164
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	2,160	2,426
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,365	1,520

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	2,125	2,406
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	750	786
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	3,203	3,108
[5]	Burlington Northern Santa Fe LLC	3.300%	9/15/51	1,800	1,794
	Canadian National Railway Co.	6.250%	8/1/34	1,270	1,776
	Canadian National Railway Co.	6.200%	6/1/36	952	1,302
	Canadian National Railway Co.	6.375%	11/15/37	940	1,341
	Canadian National Railway Co.	3.200%	8/2/46	1,475	1,482
	Canadian National Railway Co.	3.650%	2/3/48	1,546	1,675
	Canadian National Railway Co.	4.450%	1/20/49	1,150	1,412
	Canadian National Railway Co.	2.450%	5/1/50	1,400	1,225
	Canadian Pacific Railway Co.	7.125%	10/15/31	855	1,185
	Canadian Pacific Railway Co.	5.750%	3/15/33	775	990
	Canadian Pacific Railway Co.	4.800%	9/15/35	1,420	1,702
	Canadian Pacific Railway Co.	5.950%	5/15/37	250	335
	Canadian Pacific Railway Co.	4.800%	8/1/45	2,146	2,620
	Canadian Pacific Railway Co.	6.125%	9/15/15	1,065	1,556
	Carrier Global Corp.	3.377%	4/5/40	2,971	2,962
	Carrier Global Corp.	3.577%	4/5/50	5,971	5,897
	Caterpillar Inc.	5.300%	9/15/35	950	1,227
	Caterpillar Inc.	6.050%	8/15/36	615	846
	Caterpillar Inc.	5.200%	5/27/41	1,832	2,370
	Caterpillar Inc.	3.803%	8/15/42	2,137	2,391
	Caterpillar Inc.	3.250%	9/19/49	3,334	3,415
	Caterpillar Inc.	3.250%	4/9/50	2,725	2,752
	Caterpillar Inc.	4.750%	5/15/64	2,111	2,744
	Crane Co.	4.200%	3/15/48	950	951
	CSX Corp.	6.000%	10/1/36	1,370	1,838
	CSX Corp.	6.150%	5/1/37	880	1,202
	CSX Corp.	6.220%	4/30/40	1,880	2,607
	CSX Corp.	5.500%	4/15/41	2,145	2,763
	CSX Corp.	4.750%	5/30/42	1,867	2,235
	CSX Corp.	4.400%	3/1/43	1,468	1,677
	CSX Corp.	4.100%	3/15/44	1,275	1,411
	CSX Corp.	3.800%	11/1/46	1,998	2,112
	CSX Corp.	4.300%	3/1/48	2,245	2,555
	CSX Corp.	4.750%	11/15/48	2,156	2,593
	CSX Corp.	4.500%	3/15/49	1,616	1,870
	CSX Corp.	3.800%	4/15/50	1,414	1,503
	CSX Corp.	3.950%	5/1/50	1,800	1,948
	CSX Corp.	4.500%	8/1/54	1,050	1,231
	CSX Corp.	4.650%	3/1/68	653	789
	Cummins Inc.	4.875%	10/1/43	1,175	1,476
	Cummins Inc.	2.600%	9/1/50	1,500	1,341
	Deere & Co.	3.900%	6/9/42	2,056	2,317
	Deere & Co.	2.875%	9/7/49	1,200	1,155
	Deere & Co.	3.750%	4/15/50	2,525	2,829
	Dover Corp.	5.375%	10/15/35	565	699
	Dover Corp.	5.375%	3/1/41	1,087	1,317
	Eaton Corp.	4.000%	11/2/32	2,350	2,657
	Eaton Corp.	4.150%	11/2/42	1,383	1,563
	Eaton Corp.	3.915%	9/15/47	1,158	1,256
	Emerson Electric Co.	2.750%	10/15/50	975	890
	FedEx Corp.	4.900%	1/15/34	2,150	2,586
	FedEx Corp.	3.900%	2/1/35	2,450	2,673
	FedEx Corp.	3.875%	8/1/42	1,075	1,127
	FedEx Corp.	4.100%	4/15/43	1,900	2,043
	FedEx Corp.	5.100%	1/15/44	2,123	2,577

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	FedEx Corp.	4.100%	2/1/45	1,865	1,986
	FedEx Corp.	4.750%	11/15/45	1,033	1,192
	FedEx Corp.	4.550%	4/1/46	2,728	3,092
	FedEx Corp.	4.400%	1/15/47	2,359	2,627
	FedEx Corp.	4.050%	2/15/48	1,287	1,380
	FedEx Corp.	4.950%	10/17/48	1,775	2,168
	FedEx Corp.	5.250%	5/15/50	2,750	3,501
[3]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	2,263	2,179
	Fortive Corp.	4.300%	6/15/46	1,231	1,378
	General Dynamics Corp.	4.250%	4/1/40	1,850	2,164
	General Dynamics Corp.	3.600%	11/15/42	1,080	1,165
	General Dynamics Corp.	4.250%	4/1/50	1,550	1,854
[3]	General Electric Co.	6.750%	3/15/32	6,850	9,072
[3]	General Electric Co.	6.150%	8/7/37	3,490	4,508
[3]	General Electric Co.	5.875%	1/14/38	7,538	9,738
[3]	General Electric Co.	6.875%	1/10/39	1,870	2,619
	General Electric Co.	4.250%	5/1/40	4,802	5,269
	General Electric Co.	4.125%	10/9/42	3,159	3,341
	General Electric Co.	4.500%	3/11/44	1,861	2,056
	General Electric Co.	4.350%	5/1/50	6,776	7,522
	Honeywell International Inc.	5.700%	3/15/36	985	1,307
	Honeywell International Inc.	5.700%	3/15/37	1,415	1,850
	Honeywell International Inc.	5.375%	3/1/41	1,095	1,444
	Honeywell International Inc.	3.812%	11/21/47	1,650	1,827
	Honeywell International Inc.	2.800%	6/1/50	1,675	1,590
	Illinois Tool Works Inc.	4.875%	9/15/41	1,133	1,435
	Illinois Tool Works Inc.	3.900%	9/1/42	1,528	1,737
[3]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	1,500	1,618
[3]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	1,927	1,915
[3]	Johnson Controls International plc	6.000%	1/15/36	609	805
[3]	Johnson Controls International plc	4.625%	7/2/44	1,375	1,618
[3]	Johnson Controls International plc	5.125%	9/14/45	403	502
	Johnson Controls International plc	4.500%	2/15/47	950	1,110
[3]	Johnson Controls International plc	4.950%	7/2/64	1,554	1,873
[3]	Kansas City Southern	4.300%	5/15/43	1,115	1,204
[3]	Kansas City Southern	4.950%	8/15/45	1,435	1,698
	Kansas City Southern	4.700%	5/1/48	224	259
	Kansas City Southern	3.500%	5/1/50	1,425	1,423
	Kansas City Southern	4.200%	11/15/69	1,541	1,600
	L3Harris Technologies Inc.	4.854%	4/27/35	1,009	1,218
	L3Harris Technologies Inc.	6.150%	12/15/40	695	961
	L3Harris Technologies Inc.	5.054%	4/27/45	1,070	1,317
	Lockheed Martin Corp.	3.600%	3/1/35	1,972	2,174
	Lockheed Martin Corp.	4.500%	5/15/36	1,300	1,565
[3]	Lockheed Martin Corp.	6.150%	9/1/36	1,500	2,092
	Lockheed Martin Corp.	5.720%	6/1/40	1,564	2,091
	Lockheed Martin Corp.	4.070%	12/15/42	2,412	2,778
	Lockheed Martin Corp.	3.800%	3/1/45	3,257	3,581
	Lockheed Martin Corp.	4.700%	5/15/46	2,322	2,908
	Lockheed Martin Corp.	2.800%	6/15/50	1,200	1,133
	Lockheed Martin Corp.	4.090%	9/15/52	3,584	4,154
	Norfolk Southern Corp.	7.050%	5/1/37	233	319
	Norfolk Southern Corp.	4.837%	10/1/41	1,998	2,438
	Norfolk Southern Corp.	3.950%	10/1/42	1,433	1,572
	Norfolk Southern Corp.	4.450%	6/15/45	1,445	1,666

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norfolk Southern Corp.	4.650%	1/15/46	928	1,097
	Norfolk Southern Corp.	3.942%	11/1/47	968	1,046
	Norfolk Southern Corp.	4.150%	2/28/48	2,108	2,334
	Norfolk Southern Corp.	4.100%	5/15/49	1,565	1,720
	Norfolk Southern Corp.	3.400%	11/1/49	1,475	1,453
	Norfolk Southern Corp.	3.050%	5/15/50	2,350	2,223
	Norfolk Southern Corp.	4.050%	8/15/52	575	625
	Norfolk Southern Corp.	3.155%	5/15/55	2,743	2,549
	Northrop Grumman Corp.	5.150%	5/1/40	400	498
	Northrop Grumman Corp.	5.050%	11/15/40	925	1,147
	Northrop Grumman Corp.	4.750%	6/1/43	3,432	4,082
	Northrop Grumman Corp.	3.850%	4/15/45	1,486	1,588
	Northrop Grumman Corp.	4.030%	10/15/47	5,112	5,677
	Northrop Grumman Corp.	5.250%	5/1/50	2,400	3,118
	Otis Worldwide Corp.	3.112%	2/15/40	1,465	1,445
	Otis Worldwide Corp.	3.362%	2/15/50	2,525	2,471
[3]	Parker-Hannifin Corp.	4.200%	11/21/34	1,800	2,035
[3]	Parker-Hannifin Corp.	6.250%	5/15/38	1,285	1,745
[3]	Parker-Hannifin Corp.	4.450%	11/21/44	1,164	1,352
	Parker-Hannifin Corp.	4.100%	3/1/47	1,330	1,480
	Parker-Hannifin Corp.	4.000%	6/14/49	1,815	2,007
	Precision Castparts Corp.	3.900%	1/15/43	575	607
	Precision Castparts Corp.	4.375%	6/15/45	974	1,099
	Raytheon Technologies Corp.	6.050%	6/1/36	1,675	2,250
	Raytheon Technologies Corp.	6.125%	7/15/38	3,180	4,315
	Raytheon Technologies Corp.	4.450%	11/16/38	3,200	3,709
	Raytheon Technologies Corp.	5.700%	4/15/40	2,029	2,668
	Raytheon Technologies Corp.	4.875%	10/15/40	1,100	1,318
	Raytheon Technologies Corp.	4.700%	12/15/41	1,125	1,326
	Raytheon Technologies Corp.	4.500%	6/1/42	6,075	7,098
	Raytheon Technologies Corp.	4.800%	12/15/43	700	832
	Raytheon Technologies Corp.	4.150%	5/15/45	2,037	2,242
	Raytheon Technologies Corp.	3.750%	11/1/46	2,628	2,768
	Raytheon Technologies Corp.	4.350%	4/15/47	2,630	2,992
	Raytheon Technologies Corp.	4.050%	5/4/47	1,375	1,530
	Raytheon Technologies Corp.	4.625%	11/16/48	3,450	4,132
	Raytheon Technologies Corp.	3.125%	7/1/50	2,375	2,277
	Republic Services Inc.	1.750%	2/15/32	2,025	1,877
	Republic Services Inc.	6.200%	3/1/40	1,190	1,618
	Republic Services Inc.	5.700%	5/15/41	1,030	1,355
	Republic Services Inc.	3.050%	3/1/50	625	592
	Rockwell Automation Inc.	4.200%	3/1/49	1,475	1,745
	Teledyne Technologies Inc.	2.750%	4/1/31	2,500	2,483
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	1,015	1,376
	Trane Technologies Global Holding Co. Ltd.	4.300%	2/21/48	843	946
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	825	970
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	150	174
	Tyco Electronics Group SA	7.125%	10/1/37	1,500	2,190
	Union Pacific Corp.	3.375%	2/1/35	1,078	1,140
	Union Pacific Corp.	3.600%	9/15/37	1,953	2,077
	Union Pacific Corp.	4.375%	9/10/38	100	115
[3]	Union Pacific Corp.	3.550%	8/15/39	225	239
	Union Pacific Corp.	4.150%	1/15/45	1,956	2,155
	Union Pacific Corp.	4.050%	3/1/46	1,550	1,691
	Union Pacific Corp.	3.350%	8/15/46	2,295	2,281
	Union Pacific Corp.	4.000%	4/15/47	975	1,059
	Union Pacific Corp.	4.300%	3/1/49	600	685
	Union Pacific Corp.	3.250%	2/5/50	2,500	2,462

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Pacific Corp.	3.799%	10/1/51	946	993
	Union Pacific Corp.	3.875%	2/1/55	2,320	2,443
	Union Pacific Corp.	4.800%	9/10/58	100	114
	Union Pacific Corp.	3.950%	8/15/59	550	583
	Union Pacific Corp.	3.839%	3/20/60	2,157	2,298
[3,4]	Union Pacific Corp.	2.973%	9/16/62	7,300	6,463
	Union Pacific Corp.	4.375%	11/15/65	1,200	1,372
	Union Pacific Corp.	4.100%	9/15/67	1,441	1,544
	Union Pacific Corp.	3.750%	2/5/70	725	741
[3]	Union Pacific Railroad Co. Pass-Through Trust Series 2007-3	6.176%	1/2/31	359	433
[3]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	1,853	1,974
[3]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	1,330	1,298
	United Parcel Service Inc.	6.200%	1/15/38	1,837	2,567
	United Parcel Service Inc.	5.200%	4/1/40	1,902	2,436
	United Parcel Service Inc.	4.875%	11/15/40	2,295	2,847
	United Parcel Service Inc.	3.625%	10/1/42	672	714
	United Parcel Service Inc.	3.400%	11/15/46	1,205	1,241
	United Parcel Service Inc.	3.750%	11/15/47	2,994	3,237
	United Parcel Service Inc.	4.250%	3/15/49	2,466	2,882
	United Parcel Service Inc.	3.400%	9/1/49	2,416	2,528
	United Parcel Service Inc.	5.300%	4/1/50	700	939
	Valmont Industries Inc.	5.000%	10/1/44	975	1,069
	Valmont Industries Inc.	5.250%	10/1/54	700	773
	Waste Connections Inc.	3.050%	4/1/50	1,250	1,174
	Waste Management Inc.	3.900%	3/1/35	1,390	1,557
	Waste Management Inc.	4.100%	3/1/45	1,753	1,953
	Waste Management Inc.	4.150%	7/15/49	2,123	2,421
	Waste Management Inc.	2.500%	11/15/50	100	86
	WW Grainger Inc.	4.600%	6/15/45	1,645	1,978
	WW Grainger Inc.	3.750%	5/15/46	914	957
	WW Grainger Inc.	4.200%	5/15/47	886	1,001
	Xylem Inc.	4.375%	11/1/46	1,225	1,369
					502,100
Materials (2.0%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	2,375	2,265
	Air Products and Chemicals Inc.	2.800%	5/15/50	1,425	1,319
	Albemarle Corp.	5.450%	12/1/44	1,025	1,186
	Barrick Gold Corp.	6.450%	10/15/35	745	980
	Barrick Gold Corp.	5.250%	4/1/42	1,329	1,635
	Barrick North America Finance LLC	5.700%	5/30/41	2,100	2,689
	Barrick North America Finance LLC	5.750%	5/1/43	1,916	2,502
	Barrick PD Australia Finance Pty. Ltd.	5.950%	10/15/39	2,107	2,764
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	2,930	3,346
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	5,171	6,680
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	1,500	1,743
	Dow Chemical Co.	4.250%	10/1/34	2,000	2,215
	Dow Chemical Co.	9.400%	5/15/39	667	1,118
	Dow Chemical Co.	5.250%	11/15/41	808	998
	Dow Chemical Co.	4.375%	11/15/42	1,954	2,202
	Dow Chemical Co.	4.625%	10/1/44	1,598	1,824
	Dow Chemical Co.	5.550%	11/30/48	2,925	3,867
	Dow Chemical Co.	4.800%	5/15/49	2,375	2,814
	Dow Chemical Co.	3.600%	11/15/50	3,000	3,021
	DuPont de Nemours Inc.	5.319%	11/15/38	3,281	4,123
	DuPont de Nemours Inc.	5.419%	11/15/48	3,678	4,740

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eastman Chemical Co.	4.800%	9/1/42	1,715	2,022
	Eastman Chemical Co.	4.650%	10/15/44	1,920	2,224
	Ecolab Inc.	3.950%	12/1/47	3,524	3,914
	Ecolab Inc.	2.125%	8/15/50	1,100	900
	FMC Corp.	4.500%	10/1/49	1,250	1,393
	Georgia-Pacific LLC	8.875%	5/15/31	1,394	2,106
	International Flavors & Fragrances Inc.	4.375%	6/1/47	1,300	1,440
	International Flavors & Fragrances Inc.	5.000%	9/26/48	1,800	2,217
	International Paper Co.	5.000%	9/15/35	1,775	2,151
	International Paper Co.	7.300%	11/15/39	1,790	2,668
	International Paper Co.	6.000%	11/15/41	1,445	1,955
	International Paper Co.	4.800%	6/15/44	1,742	2,088
	International Paper Co.	5.150%	5/15/46	1,225	1,544
	International Paper Co.	4.400%	8/15/47	1,310	1,534
	International Paper Co.	4.350%	8/15/48	2,750	3,176
	Linde Inc.	3.550%	11/7/42	1,678	1,799
	Linde Inc.	2.000%	8/10/50	650	511
	Lubrizol Corp.	6.500%	10/1/34	675	958
	LYB International Finance BV	5.250%	7/15/43	2,235	2,709
	LYB International Finance BV	4.875%	3/15/44	2,100	2,431
	LYB International Finance III LLC	3.375%	10/1/40	2,085	2,068
	LYB International Finance III LLC	4.200%	10/15/49	570	606
	LYB International Finance III LLC	4.200%	5/1/50	925	985
	LYB International Finance III LLC	3.625%	4/1/51	3,200	3,154
	LYB International Finance III LLC	3.800%	10/1/60	1,250	1,219
	LyondellBasell Industries NV	4.625%	2/26/55	3,167	3,536
	Martin Marietta Materials Inc.	4.250%	12/15/47	1,875	2,067
	Mosaic Co.	5.450%	11/15/33	1,200	1,440
	Mosaic Co.	4.875%	11/15/41	750	841
	Mosaic Co.	5.625%	11/15/43	998	1,240
[3]	Newmont Corp.	5.875%	4/1/35	1,235	1,618
	Newmont Corp.	6.250%	10/1/39	1,975	2,728
	Newmont Corp.	4.875%	3/15/42	2,800	3,402
	Newmont Corp.	5.450%	6/9/44	1,000	1,290
[3,4]	Nucor Corp.	2.979%	12/15/55	3,850	3,481
	Nutrien Ltd.	4.125%	3/15/35	1,100	1,207
	Nutrien Ltd.	5.875%	12/1/36	1,090	1,427
	Nutrien Ltd.	5.625%	12/1/40	1,105	1,421
	Nutrien Ltd.	6.125%	1/15/41	1,185	1,577
	Nutrien Ltd.	4.900%	6/1/43	1,975	2,328
	Nutrien Ltd.	5.250%	1/15/45	1,190	1,490
	Nutrien Ltd.	5.000%	4/1/49	2,150	2,675
	Owens Corning	7.000%	12/1/36	505	680
	Owens Corning	4.300%	7/15/47	1,375	1,482
	Owens Corning	4.400%	1/30/48	1,502	1,641
	Packaging Corp. of America	4.050%	12/15/49	1,155	1,277
	Rio Tinto Alcan Inc.	6.125%	12/15/33	150	206
	Rio Tinto Alcan Inc.	5.750%	6/1/35	2,200	2,951
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	1,481	1,912
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,950	2,426
	Rio Tinto Finance USA plc	4.125%	8/21/42	1,836	2,097
	RPM International Inc.	5.250%	6/1/45	700	800
	RPM International Inc.	4.250%	1/15/48	765	778
	Sherwin-Williams Co.	4.550%	8/1/45	2,009	2,329
	Sherwin-Williams Co.	4.500%	6/1/47	1,416	1,650
	Sherwin-Williams Co.	3.800%	8/15/49	2,735	2,870
	Sherwin-Williams Co.	3.300%	5/15/50	550	539
	Sonoco Products Co.	5.750%	11/1/40	1,400	1,719

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern Copper Corp.	7.500%	7/27/35	3,925	5,544
	Southern Copper Corp.	6.750%	4/16/40	2,568	3,528
	Southern Copper Corp.	5.250%	11/8/42	3,563	4,305
	Southern Copper Corp.	5.875%	4/23/45	730	960
	Steel Dynamics Inc.	3.250%	10/15/50	875	804
	Teck Resources Ltd.	6.125%	10/1/35	1,250	1,525
	Teck Resources Ltd.	6.000%	8/15/40	1,266	1,514
	Teck Resources Ltd.	6.250%	7/15/41	1,845	2,267
	Teck Resources Ltd.	5.200%	3/1/42	900	975
	Teck Resources Ltd.	5.400%	2/1/43	550	623
	Vale Overseas Ltd.	8.250%	1/17/34	908	1,277
	Vale Overseas Ltd.	6.875%	11/21/36	5,996	7,945
	Vale Overseas Ltd.	6.875%	11/10/39	1,200	1,600
	Vale SA	5.625%	9/11/42	1,185	1,426
	Vulcan Materials Co.	4.500%	6/15/47	2,585	2,934
	Westlake Chemical Corp.	5.000%	8/15/46	1,675	1,971
	Westlake Chemical Corp.	4.375%	11/15/47	1,455	1,566
	WRKCo Inc.	4.200%	6/1/32	975	1,094
	WRKCo Inc.	3.000%	6/15/33	1,000	1,008
					203,794
Real Estate (0.8%)
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	2,440	2,565
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	500	463
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	1,930	1,745
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	1,575	1,884
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	1,625	1,733
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	1,675	1,524
	American Assets Trust LP	3.375%	2/1/31	52	51
	American Tower Corp.	2.700%	4/15/31	500	499
	American Tower Corp.	3.700%	10/15/49	975	972
	American Tower Corp.	3.100%	6/15/50	2,910	2,677
	American Tower Corp.	2.950%	1/15/51	500	444
[3]	AvalonBay Communities Inc.	3.900%	10/15/46	1,140	1,246
[3]	AvalonBay Communities Inc.	4.150%	7/1/47	775	875
[3]	AvalonBay Communities Inc.	4.350%	4/15/48	410	480
	Camden Property Trust	3.350%	11/1/49	750	766
	Corporate Office Properties LP	2.750%	4/15/31	1,500	1,448
	Crown Castle International Corp.	2.100%	4/1/31	2,000	1,883
	Crown Castle International Corp.	2.900%	4/1/41	1,000	919
	Crown Castle International Corp.	4.750%	5/15/47	1,533	1,738
	Crown Castle International Corp.	5.200%	2/15/49	1,925	2,348
	Crown Castle International Corp.	4.000%	11/15/49	350	361
	Crown Castle International Corp.	4.150%	7/1/50	1,300	1,399
	Crown Castle International Corp.	3.250%	1/15/51	2,100	1,940
	Duke Realty LP	3.050%	3/1/50	875	812
	Equinix Inc.	3.000%	7/15/50	1,211	1,055
	Equinix Inc.	2.950%	9/15/51	1,488	1,312
	ERP Operating LP	4.500%	7/1/44	1,395	1,652
	ERP Operating LP	4.500%	6/1/45	700	831
	ERP Operating LP	4.000%	8/1/47	950	1,044
	Essex Portfolio LP	1.650%	1/15/31	410	374
	Essex Portfolio LP	2.650%	3/15/32	970	952
	Essex Portfolio LP	4.500%	3/15/48	1,180	1,348
	Essex Portfolio LP	2.650%	9/1/50	825	694
	Federal Realty Investment Trust	4.500%	12/1/44	845	940
	Healthpeak Properties Inc.	6.750%	2/1/41	625	854
	Highwoods Realty LP	2.600%	2/1/31	73	71
	Kilroy Realty LP	2.500%	11/15/32	925	870

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kimco Realty Corp.	4.250%	4/1/45	875	950
	Kimco Realty Corp.	4.125%	12/1/46	875	927
	Kimco Realty Corp.	4.450%	9/1/47	1,425	1,586
	Kimco Realty Corp.	3.700%	10/1/49	175	175
	National Retail Properties Inc.	4.800%	10/15/48	1,000	1,173
	National Retail Properties Inc.	3.100%	4/15/50	50	45
	National Retail Properties Inc.	3.500%	4/15/51	1,000	983
	Omega Healthcare Investors Inc.	3.250%	4/15/33	100	96
	Prologis LP	1.625%	3/15/31	199	184
	Prologis LP	4.375%	9/15/48	1,175	1,399
	Prologis LP	3.000%	4/15/50	970	925
	Prologis LP	2.125%	10/15/50	1,200	970
	Realty Income Corp.	1.800%	3/15/33	2,200	2,016
	Realty Income Corp.	4.650%	3/15/47	1,681	2,023
	Regency Centers LP	4.400%	2/1/47	1,170	1,260
	Regency Centers LP	4.650%	3/15/49	739	808
	Simon Property Group LP	6.750%	2/1/40	737	1,041
	Simon Property Group LP	4.750%	3/15/42	755	869
	Simon Property Group LP	4.250%	10/1/44	2,087	2,258
	Simon Property Group LP	4.250%	11/30/46	2,550	2,766
	Simon Property Group LP	3.250%	9/13/49	1,150	1,067
	Simon Property Group LP	3.800%	7/15/50	1,015	1,033
	Spirit Realty LP	2.700%	2/15/32	1,600	1,526
	UDR Inc.	3.000%	8/15/31	1,512	1,539
[3]	UDR Inc.	2.100%	8/1/32	600	559
[3]	UDR Inc.	1.900%	3/15/33	750	680
	UDR Inc.	3.100%	11/1/34	775	785
	Ventas Realty LP	5.700%	9/30/43	695	858
	Ventas Realty LP	4.375%	2/1/45	325	335
	Ventas Realty LP	4.875%	4/15/49	675	763
	VEREIT Operating Partnership LP	2.850%	12/15/32	1,650	1,597
	Welltower Inc.	6.500%	3/15/41	700	940
	Welltower Inc.	4.950%	9/1/48	1,150	1,376
	Weyerhaeuser Co.	7.375%	3/15/32	2,658	3,712
	WP Carey Inc.	2.250%	4/1/33	2,200	2,058
					84,051
Technology (4.2%)
	Apple Inc.	4.500%	2/23/36	2,204	2,709
	Apple Inc.	2.375%	2/8/41	2,625	2,402
	Apple Inc.	3.850%	5/4/43	7,347	8,333
	Apple Inc.	4.450%	5/6/44	3,160	3,842
	Apple Inc.	3.450%	2/9/45	6,725	7,064
	Apple Inc.	4.375%	5/13/45	5,102	6,085
	Apple Inc.	4.650%	2/23/46	4,206	5,228
	Apple Inc.	3.850%	8/4/46	4,607	5,118
	Apple Inc.	4.250%	2/9/47	2,075	2,459
	Apple Inc.	3.750%	9/12/47	3,924	4,298
	Apple Inc.	3.750%	11/13/47	3,838	4,206
	Apple Inc.	2.950%	9/11/49	4,701	4,490
	Apple Inc.	2.650%	5/11/50	5,305	4,817
	Apple Inc.	2.400%	8/20/50	2,800	2,414
	Apple Inc.	2.650%	2/8/51	6,180	5,626
	Apple Inc.	2.550%	8/20/60	4,258	3,641
	Apple Inc.	2.800%	2/8/61	5,500	4,929
	Applied Materials Inc.	5.100%	10/1/35	1,958	2,489
	Applied Materials Inc.	5.850%	6/15/41	1,455	2,029
	Applied Materials Inc.	4.350%	4/1/47	2,023	2,397
	Applied Materials Inc.	2.750%	6/1/50	1,225	1,132

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broadcom Inc.	4.300%	11/15/32	4,575	4,939
[3,4]	Broadcom Inc.	2.600%	2/15/33	4,000	3,718
[3,4]	Broadcom Inc.	3.500%	2/15/41	7,000	6,677
[3,4]	Broadcom Inc.	3.750%	2/15/51	3,850	3,677
	Cisco Systems Inc.	5.900%	2/15/39	2,182	3,039
	Cisco Systems Inc.	5.500%	1/15/40	5,950	8,002
	Corning Inc.	4.700%	3/15/37	1,225	1,396
	Corning Inc.	5.750%	8/15/40	1,013	1,259
	Corning Inc.	4.750%	3/15/42	350	407
	Corning Inc.	5.350%	11/15/48	1,670	2,114
	Corning Inc.	3.900%	11/15/49	100	108
	Corning Inc.	4.375%	11/15/57	650	706
	Corning Inc.	5.850%	11/15/68	1,221	1,627
	Corning Inc.	5.450%	11/15/79	2,501	3,086
[3,4]	Dell International LLC	8.100%	7/15/36	3,451	5,035
[3,4]	Dell International LLC	8.350%	7/15/46	4,625	7,032
	Fidelity National Information Services Inc.	3.100%	3/1/41	2,050	2,006
	Fidelity National Information Services Inc.	4.500%	8/15/46	251	288
	Fiserv Inc.	4.400%	7/1/49	4,800	5,543
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	4,420	5,734
	HP Inc.	6.000%	9/15/41	2,550	3,159
	Intel Corp.	4.000%	12/15/32	4,107	4,679
	Intel Corp.	4.600%	3/25/40	100	120
	Intel Corp.	4.800%	10/1/41	1,500	1,840
	Intel Corp.	4.250%	12/15/42	1,025	1,169
	Intel Corp.	4.900%	7/29/45	1,800	2,239
	Intel Corp.	4.100%	5/19/46	3,455	3,900
	Intel Corp.	4.100%	5/11/47	1,850	2,058
	Intel Corp.	3.734%	12/8/47	5,597	5,993
	Intel Corp.	3.250%	11/15/49	3,825	3,841
	Intel Corp.	4.750%	3/25/50	5,785	7,245
	Intel Corp.	3.100%	2/15/60	1,150	1,068
	Intel Corp.	4.950%	3/25/60	1,240	1,610
	International Business Machines Corp.	5.875%	11/29/32	1,616	2,155
	International Business Machines Corp.	4.150%	5/15/39	4,771	5,405
	International Business Machines Corp.	5.600%	11/30/39	2,000	2,632
	International Business Machines Corp.	2.850%	5/15/40	1,200	1,145
	International Business Machines Corp.	4.000%	6/20/42	4,820	5,359
	International Business Machines Corp.	4.250%	5/15/49	5,933	6,840
	International Business Machines Corp.	2.950%	5/15/50	2,648	2,460
	Juniper Networks Inc.	5.950%	3/15/41	755	931
	KLA Corp.	5.000%	3/15/49	1,925	2,423
	KLA Corp.	3.300%	3/1/50	700	676
	Lam Research Corp.	4.875%	3/15/49	1,830	2,349
	Lam Research Corp.	2.875%	6/15/50	1,560	1,457
	Lam Research Corp.	3.125%	6/15/60	100	96
	Microsoft Corp.	3.500%	2/12/35	3,120	3,464
	Microsoft Corp.	4.200%	11/3/35	600	717
	Microsoft Corp.	3.450%	8/8/36	6,700	7,369
	Microsoft Corp.	4.100%	2/6/37	1,549	1,827
	Microsoft Corp.	4.500%	10/1/40	2,150	2,711
	Microsoft Corp.	3.700%	8/8/46	8,442	9,455
	Microsoft Corp.	2.525%	6/1/50	16,623	15,192
	Microsoft Corp.	2.921%	3/17/52	16,990	16,734
	Microsoft Corp.	3.950%	8/8/56	75	87
	Microsoft Corp.	2.675%	6/1/60	10,320	9,423
	Microsoft Corp.	3.041%	3/17/62	7,839	7,673
	Moody's Corp.	5.250%	7/15/44	2,000	2,583

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Moody's Corp.	4.875%	12/17/48	100	123
	Moody's Corp.	3.250%	5/20/50	1,300	1,263
	Moody's Corp.	2.550%	8/18/60	1,000	800
	Motorola Solutions Inc.	5.500%	9/1/44	1,025	1,243
	NVIDIA Corp.	3.500%	4/1/40	2,125	2,258
	NVIDIA Corp.	3.500%	4/1/50	5,015	5,274
	NVIDIA Corp.	3.700%	4/1/60	1,716	1,806
	Oracle Corp.	4.300%	7/8/34	4,449	4,983
	Oracle Corp.	3.900%	5/15/35	5,091	5,485
	Oracle Corp.	3.850%	7/15/36	2,640	2,787
	Oracle Corp.	3.800%	11/15/37	3,606	3,742
	Oracle Corp.	6.500%	4/15/38	200	274
	Oracle Corp.	6.125%	7/8/39	3,989	5,277
	Oracle Corp.	3.600%	4/1/40	6,800	6,808
	Oracle Corp.	5.375%	7/15/40	6,727	8,228
	Oracle Corp.	3.650%	3/25/41	5,000	5,060
	Oracle Corp.	4.500%	7/8/44	1,100	1,212
	Oracle Corp.	4.125%	5/15/45	5,425	5,670
	Oracle Corp.	4.000%	7/15/46	7,095	7,298
	Oracle Corp.	4.000%	11/15/47	3,150	3,244
	Oracle Corp.	3.600%	4/1/50	9,876	9,542
	Oracle Corp.	3.950%	3/25/51	7,500	7,785
	Oracle Corp.	4.375%	5/15/55	2,556	2,770
	Oracle Corp.	3.850%	4/1/60	8,346	8,195
	Oracle Corp.	4.100%	3/25/61	3,500	3,623
	QUALCOMM Inc.	1.650%	5/20/32	250	230
	QUALCOMM Inc.	4.650%	5/20/35	3,145	3,833
	QUALCOMM Inc.	4.800%	5/20/45	3,506	4,403
	QUALCOMM Inc.	4.300%	5/20/47	5,350	6,264
	S&P Global Inc.	3.250%	12/1/49	1,197	1,226
	S&P Global Inc.	2.300%	8/15/60	2,100	1,691
	Texas Instruments Inc.	3.875%	3/15/39	2,499	2,863
	Texas Instruments Inc.	4.150%	5/15/48	3,153	3,659
	Verisk Analytics Inc.	5.500%	6/15/45	943	1,199
	Verisk Analytics Inc.	3.625%	5/15/50	1,825	1,773
					434,076
Utilities (6.4%)
[3]	AEP Texas Inc.	4.150%	5/1/49	590	642
[3]	AEP Texas Inc.	3.450%	1/15/50	765	747
	AEP Transmission Co. LLC	4.000%	12/1/46	950	1,031
	AEP Transmission Co. LLC	3.750%	12/1/47	1,550	1,662
	AEP Transmission Co. LLC	4.250%	9/15/48	875	1,000
	AEP Transmission Co. LLC	3.800%	6/15/49	1,000	1,063
	AEP Transmission Co. LLC	3.150%	9/15/49	1,080	1,046
[3]	AEP Transmission Co. LLC	3.650%	4/1/50	1,375	1,466
	Alabama Power Co.	6.125%	5/15/38	610	834
	Alabama Power Co.	6.000%	3/1/39	1,115	1,517
	Alabama Power Co.	3.850%	12/1/42	544	589
	Alabama Power Co.	4.150%	8/15/44	1,930	2,158
	Alabama Power Co.	3.750%	3/1/45	892	956
	Alabama Power Co.	4.300%	1/2/46	1,116	1,266
[3]	Alabama Power Co.	3.700%	12/1/47	2,367	2,489
[3]	Alabama Power Co.	4.300%	7/15/48	1,505	1,747
	Alabama Power Co.	3.450%	10/1/49	1,000	1,022
	Ameren Illinois Co.	4.150%	3/15/46	801	907
	Ameren Illinois Co.	3.700%	12/1/47	1,895	2,013
	Ameren Illinois Co.	4.500%	3/15/49	1,187	1,415
	Ameren Illinois Co.	3.250%	3/15/50	1,046	1,043

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Electric Power Co. Inc.	3.250%	3/1/50	1,060	978
	American Water Capital Corp.	6.593%	10/15/37	1,408	1,980
	American Water Capital Corp.	4.300%	12/1/42	1,300	1,466
	American Water Capital Corp.	4.300%	9/1/45	1,150	1,304
	American Water Capital Corp.	3.750%	9/1/47	1,326	1,396
	American Water Capital Corp.	4.200%	9/1/48	1,850	2,085
	American Water Capital Corp.	4.150%	6/1/49	2,003	2,239
	American Water Capital Corp.	3.450%	5/1/50	1,500	1,517
	Appalachian Power Co.	7.000%	4/1/38	1,143	1,649
	Appalachian Power Co.	4.400%	5/15/44	1,553	1,712
	Appalachian Power Co.	4.450%	6/1/45	1,218	1,378
[3]	Appalachian Power Co.	4.500%	3/1/49	1,150	1,297
[3]	Appalachian Power Co.	3.700%	5/1/50	1,550	1,571
	Arizona Public Service Co.	5.050%	9/1/41	1,455	1,812
	Arizona Public Service Co.	4.500%	4/1/42	900	1,033
	Arizona Public Service Co.	4.350%	11/15/45	875	1,004
	Arizona Public Service Co.	3.750%	5/15/46	1,210	1,265
	Arizona Public Service Co.	4.200%	8/15/48	1,350	1,530
	Arizona Public Service Co.	4.250%	3/1/49	1,200	1,373
	Arizona Public Service Co.	3.500%	12/1/49	350	359
	Arizona Public Service Co.	3.350%	5/15/50	200	196
	Atmos Energy Corp.	5.500%	6/15/41	1,425	1,812
	Atmos Energy Corp.	4.150%	1/15/43	975	1,075
	Atmos Energy Corp.	4.125%	10/15/44	1,905	2,103
	Atmos Energy Corp.	4.300%	10/1/48	550	629
	Atmos Energy Corp.	4.125%	3/15/49	1,209	1,339
	Atmos Energy Corp.	3.375%	9/15/49	1,700	1,704
	Avista Corp.	4.350%	6/1/48	800	929
	Baltimore Gas & Electric Co.	6.350%	10/1/36	350	487
	Baltimore Gas & Electric Co.	3.500%	8/15/46	993	1,011
[3]	Baltimore Gas & Electric Co.	3.750%	8/15/47	1,025	1,095
	Baltimore Gas & Electric Co.	4.250%	9/15/48	1,175	1,338
	Baltimore Gas & Electric Co.	3.200%	9/15/49	1,550	1,499
	Baltimore Gas & Electric Co.	2.900%	6/15/50	100	92
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	200	186
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	3,125	4,185
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	2,069	2,743
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	2,221	2,760
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	1,631	1,897
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	2,576	2,749
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	3,093	3,567
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	1,527	1,757
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	2,575	2,301
	Black Hills Corp.	4.350%	5/1/33	1,700	1,892
	Black Hills Corp.	4.200%	9/15/46	1,045	1,102
[3]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	500	499
[3]	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	655	900
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	1,825	1,926
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	719	848
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	1,762	1,957
[3]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	1,736	2,019
[3]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	100	93
[3]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	1,500	1,507
	CenterPoint Energy Inc.	3.700%	9/1/49	700	690
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	969	1,221
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	550	578
	Cleco Corporate Holdings LLC	4.973%	5/1/46	800	884
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	700	851

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CMS Energy Corp.	4.875%	3/1/44	984	1,174
	Commonwealth Edison Co.	5.900%	3/15/36	1,320	1,764
	Commonwealth Edison Co.	6.450%	1/15/38	1,225	1,716
	Commonwealth Edison Co.	3.800%	10/1/42	125	134
	Commonwealth Edison Co.	4.600%	8/15/43	1,415	1,662
	Commonwealth Edison Co.	4.700%	1/15/44	1,550	1,851
	Commonwealth Edison Co.	3.700%	3/1/45	1,360	1,437
	Commonwealth Edison Co.	3.650%	6/15/46	1,675	1,761
[3]	Commonwealth Edison Co.	3.750%	8/15/47	875	932
	Commonwealth Edison Co.	4.000%	3/1/48	1,617	1,796
	Commonwealth Edison Co.	4.000%	3/1/49	1,174	1,317
[3]	Commonwealth Edison Co.	3.200%	11/15/49	900	872
	Commonwealth Edison Co.	3.000%	3/1/50	1,513	1,417
[3]	Commonwealth Edison Co.	3.125%	3/15/51	1,500	1,452
	Connecticut Light & Power Co.	4.300%	4/15/44	1,350	1,564
	Connecticut Light & Power Co.	4.000%	4/1/48	2,270	2,576
[3]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	995	1,214
[3]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	770	984
[3]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,320	1,780
[3]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	1,305	1,756
[3]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,510	2,136
[3]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,750	2,219
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,680	2,169
[3]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	1,110	1,230
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	2,693	2,917
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	899	1,046
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	984	1,127
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,225	1,281
[3]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,182	1,238
[3]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	1,155	1,363
[3]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	285	313
[3]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,125	1,218
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,201	1,441
[3]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	1,725	1,891
[3]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	950	990
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	980	1,121
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	200	196
[3]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	1,925	1,677
	Consumers Energy Co.	3.950%	5/15/43	1,300	1,437
	Consumers Energy Co.	3.250%	8/15/46	1,572	1,576
	Consumers Energy Co.	3.950%	7/15/47	1,647	1,833
	Consumers Energy Co.	4.050%	5/15/48	1,859	2,115
	Consumers Energy Co.	4.350%	4/15/49	991	1,171
	Consumers Energy Co.	3.750%	2/15/50	760	829
	Consumers Energy Co.	3.100%	8/15/50	725	709
	Consumers Energy Co.	3.500%	8/1/51	1,550	1,632
	Consumers Energy Co.	2.500%	5/1/60	1,200	998
	Dayton Power & Light Co.	3.950%	6/15/49	600	621
	Delmarva Power & Light Co.	4.150%	5/15/45	1,633	1,805
[3]	Dominion Energy Inc.	6.300%	3/15/33	1,110	1,471
[3]	Dominion Energy Inc.	5.250%	8/1/33	1,000	1,219
[3]	Dominion Energy Inc.	5.950%	6/15/35	1,415	1,865
[3,5]	Dominion Energy Inc.	3.300%	4/15/41	1,100	1,086
[3]	Dominion Energy Inc.	4.900%	8/1/41	1,200	1,424
[3]	Dominion Energy Inc.	4.050%	9/15/42	1,600	1,731
	Dominion Energy Inc.	4.700%	12/1/44	620	731
[3]	Dominion Energy Inc.	4.600%	3/15/49	1,280	1,520
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	987	1,351

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,206	1,526
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	2,175	2,964
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,775	2,298
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	100	119
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	331	437
[3]	DTE Electric Co.	4.000%	4/1/43	1,010	1,104
	DTE Electric Co.	4.300%	7/1/44	650	744
	DTE Electric Co.	3.700%	3/15/45	1,400	1,486
	DTE Electric Co.	3.700%	6/1/46	1,800	1,886
	DTE Electric Co.	3.750%	8/15/47	1,717	1,842
[3]	DTE Electric Co.	4.050%	5/15/48	900	1,010
	DTE Electric Co.	3.950%	3/1/49	545	609
	DTE Electric Co.	2.950%	3/1/50	847	805
[3]	DTE Electric Co.	3.250%	4/1/51	1,000	997
	DTE Energy Co.	6.375%	4/15/33	1,205	1,572
[5]	Duke Energy Carolinas LLC	2.550%	4/15/31	1,200	1,206
	Duke Energy Carolinas LLC	6.450%	10/15/32	865	1,148
	Duke Energy Carolinas LLC	6.100%	6/1/37	2,247	2,991
	Duke Energy Carolinas LLC	6.050%	4/15/38	1,810	2,439
	Duke Energy Carolinas LLC	5.300%	2/15/40	1,465	1,877
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,175	1,332
	Duke Energy Carolinas LLC	4.000%	9/30/42	1,875	2,062
	Duke Energy Carolinas LLC	3.875%	3/15/46	1,100	1,186
	Duke Energy Carolinas LLC	3.700%	12/1/47	1,150	1,209
	Duke Energy Carolinas LLC	3.950%	3/15/48	2,275	2,471
	Duke Energy Carolinas LLC	3.200%	8/15/49	1,650	1,617
[5]	Duke Energy Carolinas LLC	3.450%	4/15/51	1,150	1,175
	Duke Energy Corp.	4.800%	12/15/45	925	1,054
	Duke Energy Corp.	3.750%	9/1/46	3,445	3,466
	Duke Energy Corp.	3.950%	8/15/47	1,302	1,347
	Duke Energy Corp.	4.200%	6/15/49	1,175	1,265
	Duke Energy Florida LLC	6.350%	9/15/37	1,619	2,257
	Duke Energy Florida LLC	6.400%	6/15/38	1,179	1,658
	Duke Energy Florida LLC	5.650%	4/1/40	1,375	1,825
	Duke Energy Florida LLC	3.400%	10/1/46	1,566	1,600
	Duke Energy Florida LLC	4.200%	7/15/48	2,230	2,533
	Duke Energy Indiana LLC	6.120%	10/15/35	1,006	1,316
	Duke Energy Indiana LLC	6.350%	8/15/38	2,000	2,783
[3]	Duke Energy Indiana LLC	4.900%	7/15/43	1,630	1,962
	Duke Energy Indiana LLC	3.750%	5/15/46	1,305	1,364
[3]	Duke Energy Indiana LLC	3.250%	10/1/49	1,250	1,227
	Duke Energy Indiana LLC	2.750%	4/1/50	100	90
	Duke Energy Ohio Inc.	3.700%	6/15/46	875	913
	Duke Energy Ohio Inc.	4.300%	2/1/49	2,650	3,002
	Duke Energy Progress LLC	6.300%	4/1/38	1,055	1,467
	Duke Energy Progress LLC	4.100%	5/15/42	1,725	1,913
	Duke Energy Progress LLC	4.100%	3/15/43	1,437	1,602
	Duke Energy Progress LLC	4.150%	12/1/44	1,608	1,804
	Duke Energy Progress LLC	4.200%	8/15/45	1,539	1,730
	Duke Energy Progress LLC	3.700%	10/15/46	1,225	1,293
	Duke Energy Progress LLC	3.600%	9/15/47	1,485	1,525
	Duke Energy Progress LLC	2.500%	8/15/50	100	85
	Eastern Energy Gas Holdings LLC	4.800%	11/1/43	925	1,057
	Eastern Energy Gas Holdings LLC	4.600%	12/15/44	1,150	1,286
[3]	Eastern Energy Gas Holdings LLC	3.900%	11/15/49	950	969
	El Paso Electric Co.	6.000%	5/15/35	878	1,135
	El Paso Electric Co.	5.000%	12/1/44	1,324	1,496
	Emera US Finance LP	4.750%	6/15/46	2,307	2,566

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Arkansas LLC	4.200%	4/1/49	150	167
	Entergy Arkansas LLC	2.650%	6/15/51	1,000	886
	Entergy Arkansas LLC	3.350%	6/15/52	1,000	1,004
	Entergy Corp.	3.750%	6/15/50	1,775	1,783
	Entergy Louisiana LLC	3.050%	6/1/31	1,020	1,070
	Entergy Louisiana LLC	4.000%	3/15/33	1,453	1,651
	Entergy Louisiana LLC	4.950%	1/15/45	1,491	1,617
	Entergy Louisiana LLC	4.200%	9/1/48	2,300	2,582
	Entergy Louisiana LLC	4.200%	4/1/50	1,267	1,426
	Entergy Louisiana LLC	2.900%	3/15/51	1,900	1,741
	Entergy Mississippi LLC	3.850%	6/1/49	2,337	2,466
	Entergy Texas Inc.	4.500%	3/30/39	500	563
	Entergy Texas Inc.	3.550%	9/30/49	1,221	1,216
	Essential Utilities Inc.	4.276%	5/1/49	1,400	1,553
	Essential Utilities Inc.	3.351%	4/15/50	1,300	1,252
	Evergy Kansas Central Inc.	4.125%	3/1/42	718	800
	Evergy Kansas Central Inc.	4.100%	4/1/43	1,765	1,970
	Evergy Kansas Central Inc.	4.250%	12/1/45	687	776
	Evergy Kansas Central Inc.	3.450%	4/15/50	425	430
	Evergy Metro Inc.	5.300%	10/1/41	1,275	1,567
	Evergy Metro Inc.	4.200%	6/15/47	885	1,001
	Evergy Metro Inc.	4.200%	3/15/48	1,575	1,776
[3]	Evergy Metro Inc.	4.125%	4/1/49	950	1,067
	Eversource Energy	3.450%	1/15/50	900	898
	Exelon Corp.	5.625%	6/15/35	1,875	2,339
	Exelon Corp.	5.100%	6/15/45	2,874	3,552
	Exelon Corp.	4.450%	4/15/46	1,637	1,872
	Exelon Corp.	4.700%	4/15/50	2,654	3,164
	Exelon Generation Co. LLC	6.250%	10/1/39	425	490
	Exelon Generation Co. LLC	5.600%	6/15/42	2,561	2,809
	Florida Power & Light Co.	5.625%	4/1/34	629	819
	Florida Power & Light Co.	4.950%	6/1/35	775	967
	Florida Power & Light Co.	5.650%	2/1/37	1,343	1,758
	Florida Power & Light Co.	5.950%	2/1/38	1,000	1,361
	Florida Power & Light Co.	5.960%	4/1/39	1,005	1,380
	Florida Power & Light Co.	5.690%	3/1/40	965	1,305
	Florida Power & Light Co.	5.250%	2/1/41	1,675	2,189
	Florida Power & Light Co.	4.050%	6/1/42	1,557	1,762
	Florida Power & Light Co.	3.800%	12/15/42	1,040	1,138
	Florida Power & Light Co.	4.050%	10/1/44	957	1,066
	Florida Power & Light Co.	3.700%	12/1/47	1,490	1,625
	Florida Power & Light Co.	3.950%	3/1/48	2,268	2,575
	Florida Power & Light Co.	4.125%	6/1/48	1,775	2,075
	Florida Power & Light Co.	3.990%	3/1/49	1,550	1,779
	Florida Power & Light Co.	3.150%	10/1/49	2,330	2,350
[3]	Georgia Power Co.	4.750%	9/1/40	1,945	2,269
	Georgia Power Co.	4.300%	3/15/42	1,568	1,746
	Georgia Power Co.	4.300%	3/15/43	1,260	1,402
[3]	Georgia Power Co.	3.700%	1/30/50	1,400	1,444
[3]	Georgia Power Co.	3.250%	3/15/51	1,000	955
	Iberdrola International BV	6.750%	7/15/36	595	858
[3]	Idaho Power Co.	4.200%	3/1/48	107	121
[3]	Indiana Michigan Power Co.	4.550%	3/15/46	1,000	1,147
[3]	Indiana Michigan Power Co.	3.750%	7/1/47	775	812
	Interstate Power & Light Co.	6.250%	7/15/39	1,384	1,853
	Interstate Power & Light Co.	3.700%	9/15/46	650	672
	ITC Holdings Corp.	5.300%	7/1/43	800	982
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	1,001	1,157

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Utilities Co.	5.125%	11/1/40	642	788
	Kentucky Utilities Co.	4.375%	10/1/45	1,440	1,630
	Kentucky Utilities Co.	3.300%	6/1/50	1,500	1,452
	Louisville Gas & Electric Co.	4.250%	4/1/49	705	794
	MidAmerican Energy Co.	6.750%	12/30/31	925	1,273
	MidAmerican Energy Co.	4.800%	9/15/43	933	1,131
	MidAmerican Energy Co.	4.250%	5/1/46	1,482	1,702
	MidAmerican Energy Co.	3.950%	8/1/47	1,245	1,370
	MidAmerican Energy Co.	3.650%	8/1/48	1,274	1,350
	MidAmerican Energy Co.	4.250%	7/15/49	1,282	1,502
[3]	Mississippi Power Co.	4.250%	3/15/42	1,325	1,464
	National Grid USA	5.803%	4/1/35	1,000	1,208
[3]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	500	462
[3]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	1,675	2,451
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	825	931
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	1,425	1,650
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	1,208	1,386
[3]	Nevada Power Co.	6.650%	4/1/36	1,093	1,545
[3]	Nevada Power Co.	6.750%	7/1/37	985	1,396
[3]	Nevada Power Co.	3.125%	8/1/50	2,250	2,158
	NiSource Inc.	5.950%	6/15/41	581	755
	NiSource Inc.	5.250%	2/15/43	1,357	1,673
	NiSource Inc.	4.800%	2/15/44	1,685	1,964
	NiSource Inc.	5.650%	2/1/45	1,305	1,692
	NiSource Inc.	4.375%	5/15/47	2,830	3,179
	NiSource Inc.	3.950%	3/30/48	892	937
	Northern States Power Co.	6.250%	6/1/36	1,125	1,545
	Northern States Power Co.	6.200%	7/1/37	850	1,176
	Northern States Power Co.	5.350%	11/1/39	775	989
	Northern States Power Co.	4.125%	5/15/44	1,225	1,390
	Northern States Power Co.	4.000%	8/15/45	1,010	1,127
	Northern States Power Co.	3.600%	9/15/47	400	428
	Northern States Power Co.	2.900%	3/1/50	905	856
	NorthWestern Corp.	4.176%	11/15/44	1,000	1,107
	NSTAR Electric Co.	5.500%	3/15/40	777	1,012
	NSTAR Electric Co.	4.400%	3/1/44	1,010	1,180
	Oglethorpe Power Corp.	5.950%	11/1/39	1,385	1,717
	Oglethorpe Power Corp.	5.375%	11/1/40	2,226	2,604
	Oglethorpe Power Corp.	5.050%	10/1/48	527	620
	Oglethorpe Power Corp.	5.250%	9/1/50	440	515
	Ohio Edison Co.	6.875%	7/15/36	900	1,208
	Ohio Power Co.	4.150%	4/1/48	585	655
	Ohio Power Co.	4.000%	6/1/49	1,725	1,889
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	1,000	1,104
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	500	533
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	700	971
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	765	1,091
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,023	1,556
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,000	1,312
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	970	1,148
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	538	696
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,500	1,617
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,080	1,174
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	1,000	1,136

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,275	1,390
[3]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	1,250	1,213
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	925	986
[3,4]	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	1,235	1,669
	ONE Gas Inc.	4.658%	2/1/44	1,700	1,939
	ONE Gas Inc.	4.500%	11/1/48	900	1,007
	Pacific Gas & Electric Co.	3.250%	6/1/31	1,000	995
	Pacific Gas & Electric Co.	4.500%	7/1/40	6,950	7,053
	Pacific Gas & Electric Co.	4.200%	6/1/41	1,100	1,089
	Pacific Gas & Electric Co.	4.750%	2/15/44	3,025	3,104
	Pacific Gas & Electric Co.	4.300%	3/15/45	2,025	1,952
	Pacific Gas & Electric Co.	3.950%	12/1/47	2,175	2,005
	Pacific Gas & Electric Co.	4.950%	7/1/50	9,575	9,846
	Pacific Gas & Electric Co.	3.500%	8/1/50	2,025	1,769
	PacifiCorp	7.700%	11/15/31	1,000	1,432
	PacifiCorp	5.250%	6/15/35	1,684	2,118
	PacifiCorp	6.100%	8/1/36	670	906
	PacifiCorp	6.250%	10/15/37	1,888	2,554
	PacifiCorp	6.350%	7/15/38	965	1,329
	PacifiCorp	6.000%	1/15/39	1,237	1,656
	PacifiCorp	4.100%	2/1/42	1,393	1,560
	PacifiCorp	4.125%	1/15/49	1,865	2,066
	PacifiCorp	4.150%	2/15/50	1,673	1,891
	PacifiCorp	3.300%	3/15/51	1,025	1,009
	PECO Energy Co.	5.950%	10/1/36	1,140	1,546
	PECO Energy Co.	4.150%	10/1/44	358	412
	PECO Energy Co.	3.700%	9/15/47	250	267
	PECO Energy Co.	3.900%	3/1/48	765	846
	PECO Energy Co.	3.000%	9/15/49	600	573
	PECO Energy Co.	3.050%	3/15/51	900	883
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	850	986
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	650	656
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	1,000	970
	Potomac Electric Power Co.	6.500%	11/15/37	1,370	1,924
	Potomac Electric Power Co.	4.150%	3/15/43	990	1,121
	PPL Capital Funding Inc.	5.000%	3/15/44	1,239	1,463
	PPL Capital Funding Inc.	4.000%	9/15/47	649	697
	PPL Electric Utilities Corp.	6.250%	5/15/39	565	778
	PPL Electric Utilities Corp.	4.150%	10/1/45	1,025	1,158
	PPL Electric Utilities Corp.	3.950%	6/1/47	1,681	1,836
	PPL Electric Utilities Corp.	4.150%	6/15/48	1,857	2,107
	PPL Electric Utilities Corp.	3.000%	10/1/49	100	95
	Progress Energy Inc.	7.000%	10/30/31	125	168
	Progress Energy Inc.	6.000%	12/1/39	725	944
	PSEG Power LLC	8.625%	4/15/31	1,040	1,543
	Public Service Co. of Colorado	1.875%	6/15/31	1,600	1,528
[3]	Public Service Co. of Colorado	6.250%	9/1/37	811	1,133
	Public Service Co. of Colorado	6.500%	8/1/38	500	715
	Public Service Co. of Colorado	3.600%	9/15/42	1,030	1,100
	Public Service Co. of Colorado	4.300%	3/15/44	1,365	1,585
	Public Service Co. of Colorado	3.800%	6/15/47	1,545	1,666
	Public Service Co. of Colorado	4.100%	6/15/48	1,250	1,408
	Public Service Co. of Colorado	4.050%	9/15/49	992	1,122
[3]	Public Service Co. of Colorado	2.700%	1/15/51	800	723
	Public Service Co. of New Hampshire	3.600%	7/1/49	1,500	1,571
[3]	Public Service Electric & Gas Co.	5.800%	5/1/37	723	958
[3]	Public Service Electric & Gas Co.	5.500%	3/1/40	150	198
[3]	Public Service Electric & Gas Co.	3.950%	5/1/42	1,685	1,881

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Public Service Electric & Gas Co.	3.650%	9/1/42	920	987
[3]	Public Service Electric & Gas Co.	3.800%	3/1/46	1,417	1,563
[3]	Public Service Electric & Gas Co.	3.600%	12/1/47	1,085	1,155
[3]	Public Service Electric & Gas Co.	4.050%	5/1/48	1,000	1,146
[3]	Public Service Electric & Gas Co.	3.850%	5/1/49	875	966
[3]	Public Service Electric & Gas Co.	3.200%	8/1/49	570	558
[3]	Public Service Electric & Gas Co.	2.700%	5/1/50	750	692
[3]	Public Service Electric & Gas Co.	2.050%	8/1/50	630	507
	Puget Sound Energy Inc.	6.274%	3/15/37	995	1,341
	Puget Sound Energy Inc.	5.757%	10/1/39	800	1,066
	Puget Sound Energy Inc.	5.795%	3/15/40	900	1,198
	Puget Sound Energy Inc.	5.638%	4/15/41	1,015	1,325
	Puget Sound Energy Inc.	4.300%	5/20/45	749	859
	Puget Sound Energy Inc.	4.223%	6/15/48	931	1,057
	Puget Sound Energy Inc.	3.250%	9/15/49	1,260	1,201
	San Diego Gas & Electric Co.	6.000%	6/1/39	660	894
	San Diego Gas & Electric Co.	4.500%	8/15/40	810	941
[3]	San Diego Gas & Electric Co.	3.750%	6/1/47	1,200	1,262
	San Diego Gas & Electric Co.	4.150%	5/15/48	975	1,095
[3]	San Diego Gas & Electric Co.	4.100%	6/15/49	150	169
[3]	San Diego Gas & Electric Co.	3.320%	4/15/50	1,375	1,359
	Sempra Energy	3.800%	2/1/38	1,397	1,501
	Sempra Energy	6.000%	10/15/39	2,115	2,806
	Sempra Energy	4.000%	2/1/48	957	1,006
	Southern California Edison Co.	6.000%	1/15/34	1,035	1,325
[3]	Southern California Edison Co.	5.750%	4/1/35	1,070	1,356
[3]	Southern California Edison Co.	5.350%	7/15/35	1,095	1,329
	Southern California Edison Co.	5.625%	2/1/36	1,465	1,810
[3]	Southern California Edison Co.	5.550%	1/15/37	690	823
[3]	Southern California Edison Co.	5.950%	2/1/38	1,125	1,432
	Southern California Edison Co.	6.050%	3/15/39	840	1,066
	Southern California Edison Co.	5.500%	3/15/40	730	902
	Southern California Edison Co.	4.500%	9/1/40	1,605	1,744
	Southern California Edison Co.	4.050%	3/15/42	1,265	1,303
[3]	Southern California Edison Co.	3.900%	3/15/43	2,037	2,081
	Southern California Edison Co.	4.650%	10/1/43	2,340	2,622
[3]	Southern California Edison Co.	3.600%	2/1/45	815	799
	Southern California Edison Co.	4.000%	4/1/47	1,595	1,640
[3]	Southern California Edison Co.	4.125%	3/1/48	2,990	3,129
[3]	Southern California Edison Co.	4.875%	3/1/49	1,750	2,030
	Southern California Edison Co.	3.650%	2/1/50	2,275	2,245
[3]	Southern California Edison Co.	2.950%	2/1/51	1,225	1,074
	Southern California Gas Co.	5.125%	11/15/40	400	497
	Southern California Gas Co.	3.750%	9/15/42	700	741
[3]	Southern California Gas Co.	4.125%	6/1/48	900	1,011
[3]	Southern California Gas Co.	4.300%	1/15/49	975	1,139
[3]	Southern California Gas Co.	3.950%	2/15/50	1,810	2,004
	Southern Co.	4.250%	7/1/36	1,325	1,481
	Southern Co.	4.400%	7/1/46	3,126	3,486
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	955	1,253
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,830	2,006
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	975	1,009
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	1,800	1,992
	Southern Power Co.	5.150%	9/15/41	1,345	1,557
	Southern Power Co.	5.250%	7/15/43	1,055	1,213
[3]	Southern Power Co.	4.950%	12/15/46	1,400	1,549
	Southwest Gas Corp.	3.800%	9/29/46	800	824
	Southwest Gas Corp.	4.150%	6/1/49	875	943

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southwestern Electric Power Co.	6.200%	3/15/40	510	675
[3]	Southwestern Electric Power Co.	3.900%	4/1/45	1,790	1,868
[3]	Southwestern Electric Power Co.	3.850%	2/1/48	1,405	1,425
	Southwestern Public Service Co.	4.500%	8/15/41	1,196	1,382
	Southwestern Public Service Co.	3.400%	8/15/46	1,350	1,349
	Southwestern Public Service Co.	3.700%	8/15/47	1,440	1,501
[3]	Southwestern Public Service Co.	4.400%	11/15/48	1,750	2,026
	Southwestern Public Service Co.	3.750%	6/15/49	1,475	1,578
[3]	Southwestern Public Service Co.	3.150%	5/1/50	781	760
	Tampa Electric Co.	4.100%	6/15/42	725	794
	Tampa Electric Co.	4.350%	5/15/44	685	774
	Tampa Electric Co.	4.300%	6/15/48	1,050	1,195
	Tampa Electric Co.	4.450%	6/15/49	575	670
	Tampa Electric Co.	3.625%	6/15/50	900	924
	Tampa Electric Co.	3.450%	3/15/51	1,000	1,014
	Toledo Edison Co.	6.150%	5/15/37	700	893
	Tucson Electric Power Co.	4.850%	12/1/48	1,515	1,814
	Union Electric Co.	5.300%	8/1/37	775	953
	Union Electric Co.	8.450%	3/15/39	665	1,081
	Union Electric Co.	3.900%	9/15/42	1,225	1,326
	Union Electric Co.	3.650%	4/15/45	1,512	1,589
	Union Electric Co.	4.000%	4/1/48	1,100	1,221
	Union Electric Co.	3.250%	10/1/49	575	566
	Union Electric Co.	2.625%	3/15/51	1,067	944
	Veolia Environnement SA	6.750%	6/1/38	522	731
[3]	Virginia Electric & Power Co.	6.000%	1/15/36	635	847
[3]	Virginia Electric & Power Co.	6.000%	5/15/37	1,358	1,822
	Virginia Electric & Power Co.	6.350%	11/30/37	1,656	2,300
	Virginia Electric & Power Co.	4.000%	1/15/43	1,950	2,162
[3]	Virginia Electric & Power Co.	4.650%	8/15/43	2,912	3,466
[3]	Virginia Electric & Power Co.	4.200%	5/15/45	1,373	1,551
[3]	Virginia Electric & Power Co.	4.000%	11/15/46	1,805	1,991
[3]	Virginia Electric & Power Co.	3.800%	9/15/47	1,653	1,788
	Virginia Electric & Power Co.	4.600%	12/1/48	1,725	2,116
	Virginia Electric & Power Co.	3.300%	12/1/49	753	753
	Virginia Electric & Power Co.	2.450%	12/15/50	1,850	1,577
[3]	Washington Gas Light Co.	3.796%	9/15/46	1,100	1,188
[3]	Washington Gas Light Co.	3.650%	9/15/49	850	875
	Wisconsin Electric Power Co.	5.625%	5/15/33	605	761
	Wisconsin Electric Power Co.	5.700%	12/1/36	725	946
	Wisconsin Electric Power Co.	4.300%	10/15/48	1,050	1,221
	Wisconsin Power & Light Co.	6.375%	8/15/37	890	1,193
	Wisconsin Power & Light Co.	3.650%	4/1/50	500	524
	Wisconsin Public Service Corp.	3.671%	12/1/42	415	439
	Wisconsin Public Service Corp.	4.752%	11/1/44	1,719	2,080
	Xcel Energy Inc.	6.500%	7/1/36	616	861
	Xcel Energy Inc.	3.500%	12/1/49	1,175	1,176
					664,652
Total Corporate Bonds (Cost $5,285,399)					5,518,714
Sovereign Bonds (3.6%)
[3]	Asian Development Bank	0.750%	10/8/30	295	268
[3]	Asian Development Bank	1.500%	3/4/31	107	104
	Ecopetrol SA	7.375%	9/18/43	1,700	2,074
	Ecopetrol SA	5.875%	5/28/45	4,951	5,230
	Equinor ASA	3.625%	4/6/40	1,466	1,555
	Equinor ASA	5.100%	8/17/40	1,177	1,480
	Equinor ASA	4.250%	11/23/41	1,235	1,391

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Equinor ASA	3.950%	5/15/43	707	766
	Equinor ASA	4.800%	11/8/43	1,365	1,651
	Equinor ASA	3.250%	11/18/49	4,030	3,925
	Equinor ASA	3.700%	4/6/50	4,051	4,301
	European Investment Bank	4.875%	2/15/36	3,297	4,392
[3]	Inter-American Development Bank	3.875%	10/28/41	1,750	2,123
	Inter-American Development Bank	3.200%	8/7/42	650	714
	Inter-American Development Bank	4.375%	1/24/44	1,203	1,559
[3]	International Bank for Reconstruction & Development	4.750%	2/15/35	1,325	1,737
[6]	KFW	0.750%	9/30/30	2,375	2,157
[6]	KFW	0.000%	4/18/36	700	497
[6]	KFW	0.000%	6/29/37	1,634	1,127
[3]	Oriental Republic of Uruguay	7.625%	3/21/36	1,100	1,679
[3]	Oriental Republic of Uruguay	4.125%	11/20/45	1,500	1,684
[3]	Oriental Republic of Uruguay	5.100%	6/18/50	9,295	11,468
[3]	Oriental Republic of Uruguay	4.975%	4/20/55	4,927	6,023
	Province of British Columbia	7.250%	9/1/36	990	1,505
[3]	Republic of Chile	2.550%	1/27/32	3,095	3,119
	Republic of Chile	3.625%	10/30/42	2,750	2,881
	Republic of Chile	3.860%	6/21/47	3,269	3,517
[3]	Republic of Chile	3.500%	1/25/50	1,940	1,981
[3]	Republic of Chile	3.100%	1/22/61	3,700	3,441
[3]	Republic of Colombia	3.125%	4/15/31	4,525	4,422
	Republic of Colombia	10.375%	1/28/33	1,190	1,806
	Republic of Colombia	7.375%	9/18/37	2,873	3,785
	Republic of Colombia	6.125%	1/18/41	5,550	6,591
[3]	Republic of Colombia	5.625%	2/26/44	5,038	5,712
[3]	Republic of Colombia	5.000%	6/15/45	11,197	11,931
[3]	Republic of Colombia	5.200%	5/15/49	5,300	5,836
[3]	Republic of Colombia	4.125%	5/15/51	3,150	2,988
[3]	Republic of Colombia	3.875%	2/15/61	4,475	4,026
	Republic of Hungary	7.625%	3/29/41	2,819	4,533
	Republic of Indonesia	2.850%	2/14/30	400	407
	Republic of Indonesia	4.350%	1/11/48	5,825	6,313
	Republic of Indonesia	5.350%	2/11/49	2,725	3,379
	Republic of Indonesia	3.700%	10/30/49	2,575	2,617
	Republic of Indonesia	3.500%	2/14/50	2,720	2,710
	Republic of Indonesia	4.200%	10/15/50	5,400	5,913
	Republic of Indonesia	3.050%	3/12/51	1,425	1,411
	Republic of Indonesia	4.450%	4/15/70	1,400	1,531
	Republic of Italy	5.375%	6/15/33	2,754	3,331
	Republic of Italy	4.000%	10/17/49	4,853	4,923
	Republic of Korea	4.125%	6/10/44	2,138	2,580
	Republic of Korea	3.875%	9/20/48	1,424	1,684
[3]	Republic of Panama	2.252%	9/29/32	2,714	2,578
[3]	Republic of Panama	6.700%	1/26/36	1,626	2,189
[3]	Republic of Panama	4.500%	5/15/47	3,710	4,104
[3]	Republic of Panama	4.500%	4/16/50	7,282	8,056
[3]	Republic of Panama	4.300%	4/29/53	4,620	4,967
[3]	Republic of Panama	4.500%	4/1/56	6,695	7,348
[3]	Republic of Panama	3.870%	7/23/60	6,305	6,258
[3]	Republic of Peru	1.862%	12/1/32	854	779
	Republic of Peru	8.750%	11/21/33	6,425	9,986
[3]	Republic of Peru	6.550%	3/14/37	3,967	5,373
[3]	Republic of Peru	3.300%	3/11/41	1,500	1,453
	Republic of Peru	5.625%	11/18/50	6,716	8,894
[3]	Republic of Peru	3.550%	3/10/51	500	487

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Republic of Peru	2.780%	12/1/60	925	763
[3]	Republic of Peru	3.230%	7/28/21	1,620	1,296
	Republic of the Philippines	1.648%	6/10/31	1,170	1,105
	Republic of the Philippines	6.375%	1/15/32	3,710	4,962
	Republic of the Philippines	6.375%	10/23/34	4,258	5,833
	Republic of the Philippines	5.000%	1/13/37	4,100	5,033
	Republic of the Philippines	3.950%	1/20/40	5,757	6,179
	Republic of the Philippines	3.700%	3/1/41	1,597	1,663
	Republic of the Philippines	3.700%	2/2/42	3,690	3,834
	Republic of the Philippines	2.950%	5/5/45	3,820	3,548
	Republic of the Philippines	2.650%	12/10/45	2,566	2,304
	State of Israel	4.500%	1/30/43	4,895	5,897
	State of Israel	4.125%	1/17/48	2,170	2,491
	State of Israel	3.375%	1/15/50	5,850	5,883
	State of Israel	3.875%	7/3/50	5,730	6,266
	State of Israel	4.500%	4/3/20	1,275	1,506
[3]	United Mexican States	2.659%	5/24/31	1,808	1,718
[3]	United Mexican States	8.300%	8/15/31	3,400	4,991
[3]	United Mexican States	4.750%	4/27/32	2,350	2,605
[3]	United Mexican States	7.500%	4/8/33	2,807	3,818
[3]	United Mexican States	6.750%	9/27/34	6,447	8,230
	United Mexican States	6.050%	1/11/40	10,299	12,329
[3]	United Mexican States	4.750%	3/8/44	14,156	14,850
	United Mexican States	5.550%	1/21/45	5,445	6,260
	United Mexican States	4.600%	1/23/46	6,826	6,952
	United Mexican States	4.350%	1/15/47	3,228	3,191
	United Mexican States	4.600%	2/10/48	7,587	7,733
[3]	United Mexican States	4.500%	1/31/50	1,730	1,751
[3]	United Mexican States	5.000%	4/27/51	8,180	8,829
[3]	United Mexican States	3.771%	5/24/61	8,260	7,269
[3]	United Mexican States	5.750%	10/12/10	2,615	2,897
Total Sovereign Bonds (Cost $381,843)					377,236
Taxable Municipal Bonds (3.3%)
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	1,025	1,591
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	755	1,049
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	645	1,003
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.939%	2/15/47	1,760	2,477
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	1,445	2,485
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	1,025	1,059
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	1,095	1,577
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	2,285	3,530
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,680	2,764
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	1,690	2,790
	Broward County FL Airport System Revenue	3.477%	10/1/43	1,120	1,152
	California GO	1.750%	11/1/30	479	467
	California GO	4.500%	4/1/33	1,425	1,652
	California GO	7.500%	4/1/34	4,885	7,583
	California GO	4.600%	4/1/38	1,925	2,223

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	7.550%	4/1/39	6,645	10,735
	California GO	7.300%	10/1/39	4,805	7,326
	California GO	7.350%	11/1/39	1,000	1,535
	California GO	7.625%	3/1/40	2,665	4,274
	California GO	7.600%	11/1/40	5,060	8,402
	California State University Systemwide Revenue	3.899%	11/1/47	1,000	1,127
	California State University Systemwide Revenue	2.897%	11/1/51	650	613
	California State University Systemwide Revenue	2.975%	11/1/51	1,400	1,372
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	800	1,069
	Chicago IL GO	7.045%	1/1/29	690	795
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	1,645	2,188
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	950	1,366
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	300	366
	Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	5,000	6,986
	Clark County NV Airport System Revenue	6.820%	7/1/45	1,450	2,172
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	1,000	1,117
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	975	1,035
	Connecticut GO	5.090%	10/1/30	750	896
	Connecticut GO	5.850%	3/15/32	1,500	1,991
	Cook County IL GO	6.229%	11/15/34	925	1,233
	Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,124
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,145	1,651
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	990	1,333
	Dallas TX Convention Center Hotel Development Corp Hotel Revenue	7.088%	1/1/42	1,065	1,445
[7]	Dallas TX Independent School District GO	6.450%	2/15/35	1,495	1,508
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	950	962
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	1,375	1,372
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	1,000	1,279
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	850	1,103
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	1,250	1,718
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	1,690	1,758
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	2,516	3,599
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	3,086	4,448
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	537	747
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	500	499
[5]	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	1,000	1,003
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	875	1,126
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	2,500	2,514

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	575	585
Houston TX GO	6.290%	3/1/32	755	942
Houston TX GO	3.961%	3/1/47	550	623
Illinois GO	5.100%	6/1/33	18,410	20,727
Illinois GO	6.630%	2/1/35	1,570	1,880
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	1,215	1,637
Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	1,050	1,268
Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	1,200	1,218
Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	775	932
Los Angeles CA Community College District GO	2.106%	8/1/32	1,000	983
Los Angeles CA Community College District GO	6.750%	8/1/49	1,765	2,895
Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	975	1,340
Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	1,575	2,452
Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	925	1,500
Los Angeles CA Unified School District GO	5.750%	7/1/34	2,430	3,213
Los Angeles CA Unified School District GO	6.758%	7/1/34	3,065	4,329
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	1,800	2,323
Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	700	1,105
Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	895	1,317
Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	775	755
Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	775	748
Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	850	1,123
Massachusetts GO	4.500%	8/1/31	1,000	1,214
Massachusetts GO	2.663%	9/1/39	1,000	1,012
Massachusetts GO	5.456%	12/1/39	1,860	2,516
Massachusetts GO	2.813%	9/1/43	1,320	1,335
Massachusetts GO	2.900%	9/1/49	580	571
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	1,405	1,906
Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	950	997
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	1,240	1,644
Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	1,000	1,424
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	1,330	2,161
Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	1,605	1,728
Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	1,000	1,026
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	925	971
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	1,570	1,658

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mississippi GO	5.245%	11/1/34	700	893
Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	1,400	1,587
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.081%	6/15/39	1,050	1,104
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	6.561%	12/15/40	1,185	1,637
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.131%	6/15/42	915	956
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	2,464	3,871
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,785	7,326
New York City NY GO	5.206%	10/1/31	1,070	1,289
New York City NY GO	5.517%	10/1/37	1,175	1,528
New York City NY GO	6.271%	12/1/37	750	1,054
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	975	1,370
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	1,030	1,452
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	800	1,154
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	980	1,422
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	935	1,283
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	1,000	1,450
New York City NY Transitional Finance Authority Future Tax Revenue	5.267%	5/1/27	20	24
New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	625	785
New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	1,000	1,306
New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	1,150	1,482
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	40	55
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	40	55
New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	1,225	1,517
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,790	2,804
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.871%	11/15/39	815	1,030
New York State Dormitory Authority Revenue	3.142%	7/1/43	350	338
New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	1,830	2,291
New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	1,320	1,738
New York State Thruway Authority	2.900%	1/1/35	625	647
New York State Thruway Authority	3.500%	1/1/42	1,100	1,129
New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	1,275	1,401
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	1,675	2,043
North Texas Tollway Authority System Revenue	6.718%	1/1/49	2,335	3,702
Ohio State University General Receipts Revenue	4.910%	6/1/40	1,775	2,297
Ohio State University General Receipts Revenue	3.798%	12/1/46	1,150	1,307

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio State University General Receipts Revenue	4.800%	6/1/11	1,072	1,377
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	975	977
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,125	1,326
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	1,180	1,592
[8]	Oregon GO	3.424%	3/1/60	750	753
	Pennsylvania State University	2.790%	9/1/43	750	749
	Pennsylvania State University	2.840%	9/1/50	775	746
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	910	1,224
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	1,475	1,988
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	1,665	2,244
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	1,000	1,288
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	875	989
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	675	770
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	1,220	1,591
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	250	237
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	5,870	7,234
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	1,350	1,739
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	635	619
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	710	1,062
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	1,185	1,583
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	400	415
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	700	721
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	1,190	1,257
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	1,125	1,191
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	650	794
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	1,520	1,937
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	850	1,179
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	550	767
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	1,225	1,453
	San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	675	663
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	1,065	1,553
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	2,000	2,897
	San Francisco CA City & County Public Utilities Commission Water Revenue	2.825%	11/1/41	725	731
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	1,365	2,191
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	1,350	1,442
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	1,500	1,853

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	1,300	1,925
	Texas GO	5.517%	4/1/39	2,715	3,793
	Texas GO	3.211%	4/1/44	1,300	1,357
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	2,150	2,267
	Texas Transportation Commission GO	2.562%	4/1/42	650	635
	Texas Transportation Commission GO	2.472%	10/1/44	1,500	1,417
	Texas Transportation Commission Revenue	4.681%	4/1/40	950	1,223
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	685	817
[9]	Tucson City AZ COP	2.856%	7/1/47	525	498
	University of California	4.601%	5/15/31	1,000	1,164
	University of California	5.770%	5/15/43	980	1,325
	University of California	4.131%	5/15/45	500	566
	University of California	5.946%	5/15/45	1,275	1,732
	University of California	3.071%	5/15/51	1,000	980
	University of California	4.858%	5/15/12	1,690	2,136
	University of California	4.767%	5/15/15	1,200	1,490
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	1,350	2,034
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	900	1,336
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	1,625	1,561
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	2,010	2,005
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/20	840	806
	University of Michigan	2.437%	4/1/40	950	914
	University of Michigan	2.562%	4/1/50	500	474
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	775	778
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education	3.555%	9/15/19	925	870
	University of Texas Financing System Revenue	4.794%	8/15/46	1,075	1,369
	University of Texas Financing System Revenue	3.354%	8/15/47	800	876
	University of Texas Financing System Revenue	2.439%	8/15/49	625	573
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	1,190	1,308
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	1,000	1,016
	University of Virginia Revenue	2.256%	9/1/50	1,675	1,467
	University of Virginia Revenue	4.179%	9/1/17	975	1,113
	Washington GO	5.140%	8/1/40	885	1,196
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	875	969
Total Taxable Municipal Bonds (Cost $281,191)					343,696

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[10]	Vanguard Market Liquidity Fund (Cost $35,071)	0.081%	350,705	35,071
Total Investments (99.5%) (Cost $10,027,940)				10,349,740
Other Assets and Liabilities—Net (0.5%)				47,065
Net Assets (100%)				10,396,805
Cost is in $000.
1	Securities with a value of $410,000 have been segregated as initial margin for open futures contracts.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate value of these securities was $193,180,000, representing 1.9% of net assets.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2021.
6	Guaranteed by the Federal Republic of Germany.
7	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
8	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—Government Obligation Bond.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Long U.S. Treasury Bond	June 2021	89	13,759	(433)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash ivestments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vaguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,075,023	—	4,075,023
Corporate Bonds	—	5,518,714	—	5,518,714
Sovereign Bonds	—	377,236	—	377,236
Taxable Municipal Bonds	—	343,696	—	343,696
Temporary Cash Investments	35,071	—	—	35,071
Total	35,071	10,314,669	—	10,349,740

	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	433	—	—	433
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.